united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2023

Quantified Managed Income Fund	Quantified Market Leaders Fund
Investor Class Shares QBDSX	Investor Class Shares QMLFX
Advisor Class Shares QBDAX	Advisor Class Shares QMLAX

Quantified Alternative Investment Fund	Quantified STF Fund
Investor Class Shares QALTX	Investor Class Shares QSTFX
Advisor Class Shares QALAX	Advisor Class Shares QSTAX

Quantified Pattern Recognition Fund	Quantified Tactical Fixed Income Fund
Investor Class Share QSPMX	Investor Class Shares QFITX

Quantified Evolution Plus Fund	Quantified Common Ground Fund
Investor Class Shares QEVOX	Investor Class Shares QCGDX

Quantified Tactical Sectors Fund	Quantified Rising Dividend Tactical Fund
Investor Class Shares QTSSX	Investor Class Shares QRDTX

Quantified Government Income Tactical Fund	Quantified Global Fund
Investor Class Shares QGITX	Investor Class Shares QGBLX

1-855-64-QUANT (1-855-647-8268)

www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

February 14, 2024

Dear Shareholders:

This semi-annual report for the Quantified Funds reviews July 1 – December 31, 2023. The Quantified Funds are sub-advised by Flexible Plan Investments Ltd. and actively managed using dynamic asset allocation.

The Quantified Managed Income Fund returned 2.25% for the Investor class for the period and 1.85% for the Advisor class shares. The Bloomberg U.S. Aggregate Bond Index increased by 3.37% for the six months. The Fund’s rotational ETF sleeve was the best-performing component in the third quarter, with a gain of 1.72%. This sleeve used an above-average cash exposure to manage risk. The Fund’s high-yield-bond trading sleeve was down for the quarter but it outperformed the benchmark. The Fund’s dividend-paying stock sleeve was also down for the quarter. However, it remained primarily market-neutral to reduce volatility. The Fund’s high-yield bond trading sleeve was the best-performing component in the fourth quarter, with a gain of 7.95%. The rotational ETF sleeve of the Fund, using an above-average cash exposure to manage risk, was up for the final quarter, matching the benchmark’s performance. The Fund’s dividend-paying stock sleeve was positive over the quarter. However, that portion of the Fund remained primarily market-neutral to reduce volatility. The actively traded long-term government-bond futures overlay outperformed during the third quarter. However, it underperformed the Fund’s quarterly benchmark in the fourth quarter.

The Quantified Market Leaders Fund returned 3.19% for the Investor class shares for the period and 2.89% for the Advisor class shares. The Fund’s benchmark, the Morningstar Aggressive Target Risk Index, gained 7.52%. As the market declined in July and August, the Fund reduced market exposure, ending the third quarter with an exposure of just 25%. The Fund follows a rule set that includes several risk-management indicators. In the fourth quarter, these indicators moved from bearish to bullish in just five trading days - the fastest switch ever. Shifting to a fully invested position and adding leverage on November 6 resulted in the Fund gaining 13.77% for the final quarter. The Fund uses swaps to achieve leverage.

The Quantified Alternative Investment Fund returned 0.06% for the Investor class shares and -0.17% for the Advisor class shares for the year’s second half. The S&P 500 Total Return Index gained 8.04% for the same period. The Fund manages a ranked portfolio of alternative investments consisting of asset classes and alternative strategies that historically have not been correlated to the broad markets. Among the baskets in the universe for the rotational portion of the Fund, Old Energy had the highest return for the third quarter. Innovative Tech had the highest return for the fourth quarter. New Energy had the lowest return for both quarters. The Fund’s NASDAQ futures hedging exposure and actively traded long-term government-bond futures overlay negatively impacted performance for the third quarter. The Fund’s NASDAQ futures hedging exposure contributed positively to the Fund’s performance in the Fourth Quarter. In contrast, its actively traded long-term government-bond futures negatively impacted performance for the fourth quarter. The cash position was just above 12% at the end of the year.

The Quantified STF Fund returned 10.34% for the six months for the Investor class shares and 9.98% for the Advisor class shares. The NASDAQ 100 Total Return Index gained 11.32% in comparison. The Fund started the period with 2.0X exposure as equities were in a steady uptrend and experienced low volatility during the second quarter. Volatility increased, and the Fund moved to 1.0X long on August 16. As volatility decreased and markets began to trend upward, the Fund moved to 2.0X long on November 10, remaining there until year-end. The Fund uses futures contracts to achieve leverage.

The Quantified Pattern Recognition Fund declined by 6.92% for the six months ending December 31, 2023. The S&P 500 Total Return Index gained 8.04% for the same period. A blended benchmark of 50% of the S&P 500 Total Return Index and 50% of the Bloomberg U.S. Aggregate Bond Index rose 5.72%. The Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction. The Fund was active for the period, holding both long and short positions almost equally. However, due to shifting market patterns, the Fund lagged behind the market as the algorithms attempted to match market changes and did not adjust quickly enough to emerging upward trends. The Fund uses futures contracts to implement its strategies.

The Quantified Tactical Fixed Income Fund returned -5.36% for the period, while the Bloomberg U.S. Aggregate Bond Index gained 3.37%. The Fund combines numerous computerized strategies to create a multi-strategy, dynamically risk-managed methodology for trading government and high-yield bond market indexes in the ETF and futures markets. The Fund uses swaps and futures to achieve leveraged and inverse positions. Only one of the Fund’s sub-portfolios posted positive results for the period. However, 57% outperformed the Bloomberg U.S. Aggregate Bond Market Index. The Fund responded to market patterns during the third quarter by alternating between 60% long and 50% short exposures. However, the Fund’s significant weighting to the underperforming sub-strategy during the fourth quarter led to its underperformance. At the end of the year, the sub-advisor instituted a minor change to combine the signals from the sub-strategies more evenly.

The Quantified Evolution Plus Fund returned -2.51% for the period, while the S&P 500 Total Return Index gained 8.04% for the six months. The Fund began the period with a 32% allocation to European equities and a 47% allocation to emerging market equities. By the end of the third quarter, the Fund had a 66% allocation to the U.S. dollar, which it maintained until the end of the fourth quarter when it dropped its dollar exposure in favor of government bonds and equities. The Fund uses futures and swaps to implement its strategies.

The Quantified Common Ground Fund returned 8.78% for the second half, while the S&P Composite 1500 Total Return Index gained 8.02%. The Fund invests in securities of issuers that seek to comply with ESG (Environmental, Social, and Governance) and BRI (Biblically Responsible Investing) standards. The Fund actively sought the best opportunities in the market, favoring the Materials sector in September, the Industrial sector in September and October, and the Financial sector throughout the third quarter, focusing on the Financial and Materials sectors in December. The Energy sector was the sole detractor, reducing the Fund’s returns, while all other sector exposures, particularly the Financial, contributed to the Fund’s performance. The Fund functioned primarily as a growth fund during the period, although it possessed significant value characteristics in November. Its cash exposure was lower than in periods in 2022, indicating a move back into the stock market.

The Quantified Tactical Sectors Fund declined by 0.54% for the period, while the S&P 500 Total Return Index gained 8.04%. By late July, the Fund had reached a 2023 gain of more than 20%, but by September, it had given back much of that gain. This setback occurred even though the Fund had cut its market exposure dramatically, going from a peak of 156% down to just 25% by the end of the third quarter. The Fund follows a rule set that includes different risk-management indicators. These moved from bearish to bullish during the fourth quarter in just five trading days – the fastest switch ever. Advancing to a fully invested position and adding leverage on November 6 benefited the Fund. The Fund uses swaps to achieve leverage.

The Quantified Rising Dividend Tactical Fund returned 7.13 % for the second half, while the S&P 500 Total Return Index was up 8.04%. The Fund moved from 140% invested to 25% by mid-September. The Fund follows a rule set that includes several different risk-management indicators. These indicators moved from bearish to bullish during the quarter in just five trading days – the fastest switch ever. Transferring to a fully invested position and adding leverage through total return swaps on November 6 benefitted the Fund.

The Quantified Government Income Tactical Fund returned -9.02% for the period, while the Bloomberg U.S. Aggregate Bond Index gained 3.37%. The Fund’s sub-portfolios fell for the third quarter; however, 40% outperformed the Bloomberg U.S. Aggregate Bond Market Index. The Fund responded to market patterns during the third quarter by alternating between approximately 80% long and 50% short exposures. Only one of the Fund’s sub-strategies posted negative results for the fourth quarter, and 40% outperformed the Bloomberg U.S. Aggregate Bond Market Index. However, the Fund’s significant weighting to one underperforming sub-strategy during the last quarter led to its underperformance. At the end of the year, the sub-advisor instituted a minor change to combine the signals from the sub-strategies more evenly. The Fund utilizes futures to implement its investment strategy.

The Quantified Global Fund, the newest Fund in the Quantified Fund family, was launched on November 29. The Fund seeks to provide foreign exposure (at least 40% under normal circumstances) using a dynamic tactical strategy. It returned 2.40% from its inception date through year-end, while the Fund’s benchmark, the MSCI All Country World Index (USD), returned 5.16%. The Fund’s underperformance was primarily due to the Fund’s over-allocation to Emerging Market versus Developed Market.

Thank you for your confidence in the Quantified Funds. For further information about the Funds, please visit our website at https://www.flexibleplan.com/our-solutions/quantified-funds.

Very truly yours,

Jerry Wagner	Catherine Ayers-Rigsby
Flexible Plan Investments, Ltd.	Advisors Preferred, LLC
Sub-advisor	Advisor

Quantified Managed Income Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Annualized
	Six				Since Inception
	Months	One Year	Five Year	Ten Year	March 18, 2016
Quantified Managed Income Fund - Investor Class	2.25%	2.25%	(0.46)%	0.38%	N/A
Quantified Managed Income Fund - Advisor Class	1.85%	1.60%	(1.10)%	N/A	(0.20)%
Bloomberg U.S. Aggregate Bond Index **	3.37%	5.53%	1.10%	1.81%	1.19%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023, was 1.59% for Investor Class and 2.19% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Common Stocks	9.8%
Exchange-Traded Funds:
Fixed Income Funds	71.5%
Equity Funds	11.8%
Money Market Funds	4.7%
Collateral For Securities Loaned	31.7%
Liabilities in Excess of Other Assets	(29.5)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 9.8%
	AEROSPACE & DEFENSE - 0.7%
990	Lockheed Martin Corporation	$448,708
927	Northrop Grumman Corporation	433,966
		882,674
	BEVERAGES - 0.7%
7,534	Coca-Cola Company	443,979
2,644	PepsiCo, Inc.	449,057
		893,036
	BIOTECH & PHARMA - 0.7%
1,554	Amgen, Inc.	447,583
4,245	Merck & Company, Inc.	462,790
		910,373
	COMMERCIAL SUPPORT SERVICES - 0.3%
737	Cintas Corporation	444,160

	ELECTRICAL EQUIPMENT - 0.3%
5,553	BWX Technologies, Inc.	426,082

	FOOD - 1.0%
2,335	Hershey Company(c)	435,337
4,174	Lamb Weston Holdings, Inc.	451,168
5,030	Post Holdings, Inc.(a),(c)	442,942
		1,329,447
	HEALTH CARE FACILITIES & SERVICES - 0.3%
739	Chemed Corporation	432,130

	HOUSEHOLD PRODUCTS - 1.0%
5,693	Colgate-Palmolive Company	453,789
3,639	Kimberly-Clark Corporation	442,175
3,020	Procter & Gamble Company	442,551
		1,338,515
	LEISURE FACILITIES & SERVICES - 0.3%
2,748	Darden Restaurants, Inc.	451,496

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 9.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.3%
6,110	Hologic, Inc.(a)	$436,560

	RETAIL - DISCRETIONARY - 0.7%
3,180	Ross Stores, Inc. (c)	440,080
4,742	TJX Cos., Inc.	444,847
		884,927
	SOFTWARE - 0.3%
827	Roper Technologies, Inc.	450,856

	SPECIALTY REITS - 0.3%
6,328	Iron Mountain, Inc.	442,833

	TECHNOLOGY HARDWARE - 0.3%
2,279	Apple, Inc.	438,776

	TECHNOLOGY SERVICES - 1.7%
1,925	Automatic Data Processing, Inc.	448,467
1,026	Mastercard, Inc., Class A	437,599
1,128	Moody’s Corporation(c)	440,552
1,898	Verisk Analytics, Inc. (c)	453,356
1,732	Visa, Inc., Class A(c)	450,926
		2,230,900
	TRANSPORTATION & LOGISTICS - 0.6%
12,120	CSX Corporation	420,200
1,793	Union Pacific Corporation	440,397
		860,597
	WHOLESALE - CONSUMER STAPLES - 0.3%
5,960	Sysco Corporation	435,855

	TOTAL COMMON STOCKS (Cost $12,393,185)	13,289,217

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 83.3%
	EQUITY - 11.8%
280,802	Alerian MLP ETF(c)	$11,939,701
60,991	WisdomTree US LargeCap Dividend Fund	4,048,583
		15,988,284
	FIXED INCOME - 71.5%
223,562	Invesco Fundamental High Yield Corporate Bond ETF(c)	4,053,179
339,308	Invesco Preferred ETF(c)	3,891,863
800,672	Invesco Senior Loan ETF(c)	16,958,233
190,092	iShares 20+ Year Treasury Bond ETF	18,796,297
236,701	iShares Floating Rate Bond ETF	11,981,805
50,329	iShares iBoxx High Yield Corporate Bond ETF(c)	3,894,961
42,381	iShares MBS ETF	3,987,204
55,127	SPDR Bloomberg Convertible Securities ETF(c)	3,977,413
54,841	SPDR Bloomberg High Yield Bond ETF(c)	5,195,088
258,550	SPDR Nuveen Bloomberg Municipal Bond ETF(c)	12,151,850
150,575	Vanguard Long-Term Corporate Bond ETF(c)	12,068,586
		96,956,479

	TOTAL EXCHANGE-TRADED FUNDS (Cost $111,760,741)	112,944,763

	SHORT-TERM INVESTMENTS — 4.7%
	MONEY MARKET FUNDS - 4.7%
3,075,033	Fidelity Money Market Government Portfolio Class I, 5.24%(b)	3,075,033
3,310,758	First American Government Obligations Fund, Class Z, 5.24%(b)	3,310,758
	TOTAL MONEY MARKET FUNDS (Cost $6,385,791)	6,385,791

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,385,791)	6,385,791

Units
	COLLATERAL FOR SECURITIES LOANED — 31.7%
42,926,967	Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(b),(d),(e),(f)	42,926,967
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $42,926,967)

See accompanying notes to financial statements.

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023
Fair Value
TOTAL INVESTMENTS — 129.5% (Cost $173,466,684)	$175,546,738
LIABILITIES IN EXCESS OF OTHER ASSETS — (29.5)%	(39,959,336)
NET ASSETS - 100.0%	$135,587,402

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
184	Ultra U.S. Treasury Bond Futures	03/19/2024	$24,581,250	$1,124,305
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
37	CME E-Mini Standard & Poor’s 500 Index Futures	03/15/2024	$8,917,000	$(43,300)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $41,696,193 at December 31, 2023.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

(f)	See note 10.

See accompanying notes to financial statements.

Quantified Market Leaders Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmarks:

			Annualized
					Since Inception
	Six Months	One Year	Five Year	Ten Year	March 18, 2016
Quantified Market Leaders Fund - Investor Class	3.19%	15.02%	11.61%	7.11%	N/A
Quantified Market Leaders Fund - Advisor Class	2.89%	14.46%	11.01%	N/A	9.11%
Morningstar Aggressive Target Risk Index **	7.52%	18.30%	10.72%	7.83%	9.70%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023, was 1.50% for Investor Class and 2.11% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Morningstar Aggressive Target Risk Index is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index. Fund management has selected this index as the new primary index because it believes it aligns better with the Fund’s asset composition.

The Quantified Market Leaders Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Quantified Market Leaders Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the the Quantified Market Leaders Fund in particular or the ability of The Morningstar Aggressive Target Risk Index to track general equities and bonds market performance.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange-Traded Funds:
Equity Funds	79.6%
Money Market Funds	13.7%
Collateral for Securities Loaned	14.8%
Liabilities in Excess of Other Assets	(8.1)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.6%
	EQUITY - 79.6%
1,162,671	Financial Select Sector SPDR Fund	$43,716,430
229,420	iShares Russell 2000 Value ETF(b)	35,635,809
153,846	iShares Russell Mid-Cap Value ETF	17,890,751
229,523	Technology Select Sector SPDR Fund(b)	44,178,587
486,150	Vanguard Financials ETF	44,852,198
		186,273,775

	TOTAL EXCHANGE-TRADED FUNDS (Cost $179,281,540)	186,273,775

	SHORT-TERM INVESTMENTS — 13.7%
	MONEY MARKET FUNDS - 13.7%
16,011,461	Fidelity Money Market Government Portfolio Class I, 5.24%(a)	16,011,461
16,011,460	First American Government Obligations Fund, Class Z, 5.24%(a)	16,011,460
	TOTAL MONEY MARKET FUNDS (Cost $32,022,921)	32,022,921

	TOTAL SHORT-TERM INVESTMENTS (Cost $32,022,921)	32,022,921

Units
	COLLATERAL FOR SECURITIES LOANED — 14.8%
34,508,700	Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(a),(d),(e)	34,508,700
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $34,508,700)

	TOTAL INVESTMENTS — 108.1% (Cost $245,813,161)	$252,805,396
	LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%	(18,883,064)
	NET ASSETS - 100.0%	$233,922,332

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(b)	All or portion of the security is on loan. Total loaned securities had a value of $33,440,881 at December 31, 2023.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at December 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
178,040	iShares Russell 1000 Growth ETF	$53,976,387	USD SOFR plus 35 bp	12/5/2024	BRC	$4,744,912
50,130	iShares Russell 1000 Growth ETF	15,197,912	USD SOFR plus 35 bp	1/9/2025	BRC	512,409
12,600	iShares Russell 1000 Growth ETF	3,819,942	USD SOFR plus 35 bp	1/16/2025	BRC	47,798
406,340	iShares Russell Mid-Cap Growth ETF	42,446,276	USD SOFR plus 35 bp	12/5/2024	BRC	5,475,481
103,680	iShares Russell Mid-Cap Growth ETF	10,830,413	USD SOFR plus 35 bp	1/9/2025	BRC	622,894
5,150	Technology Select Sector SPDR Fund	991,272	USD SOFR plus 35 bp	12/5/2024	BRC	97317
1,400	Technology Select Sector SPDR Fund	269,472	USD SOFR plus 35 bp	1/9/2025	BRC	10,091
71,340	Vanguard Information Technology ETF	34,528,560	USD SOFR plus 35 bp	12/5/2024	BRC	3,730,446
18,750	Vanguard Information Technology ETF	9,075,000	USD SOFR plus 35 bp	1/9/2025	BRC	375,972
	Total:					$15,617,320

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Alternative Investment Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Annualized
	Six				Since Inception
	Months	One Year	Five Year	Ten Year	March 18, 2016
Quantified Alternative Investment Fund - Investor Class	0.06%	2.40%	3.13%	1.59%	N/A
Quantified Alternative Investment Fund - Advisor Class	(0.17)%	1.86%	2.59%	N/A	2.20%
S&P 500 Total Return Index **	8.04%	26.29%	15.69%	12.03%	13.50%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023, was 2.17% for Investor Class and 2.79% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Exchange-Traded Funds:
Alternative Fund	1.0%
Equity Funds	53.9%
Open-End Mutual Funds:
Alternative Funds	25.8%
Equity Fund	2.8%
Mixed Allocation Fund	0.2%
Money Market Funds	20.1%
Collateral for Securities Loaned	3.6%
Liabilities in Excess of Other Assets	(7.4)%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 54.9%
	ALTERNATIVE - 1.0%
1,351	WisdomTree Managed Futures Strategy Fund	$47,380

	EQUITY - 53.9%
664	ARK Autonomous Technology & Robotics ETF(a)	38,313
903	Direxion Work From Home ETF	49,243
2,165	Fidelity MSCI Consumer Discretionary Index ETF	170,905
405	Fidelity MSCI Financials Index ETF	21,688
1,814	Fidelity MSCI Industrials Index ETF	111,071
1,092	Financial Select Sector SPDR Fund	41,059
205	First Trust Cloud Computing ETF(a)	17,972
428	First Trust Industrials/Producer Durables AlphaDEX	27,760
128	First Trust MultiCap Growth AlphaDEX Fund	14,369
1,863	First Trust NASDAQ Cybersecurity ETF	100,304
5,762	Global X Artificial Intelligence & Technology ETF(c)	179,659
2,171	Invesco DWA Financial Momentum ETF	97,630
245	Invesco ETF Trust Invesco Dorsey Wright	29,015
1,669	Invesco KBW Property & Casualty ETF	151,061
1,668	Invesco Leisure & Entertainment ETF(b)	69,939
639	Invesco S&P 500 GARP ETF	62,648
1,991	Invesco S&P 500 Quality ETF	107,673
958	iShares Global Equity Factor ETF	36,280
740	iShares Global Industrials ETF(c)	94,298
1,858	iShares Global Tech ETF	126,678
89	iShares U.S. Broker-Dealers & Securities Exchanges ETF	9,659
993	iShares U.S. Industrials ETF	113,559
5,133	iShares U.S. Tech Independence Focused ETF	320,145
118	SPDR S&P Capital Markets ETF	12,034
684	Technology Select Sector SPDR Fund	131,656
8,335	VanEck BDC Income ETF	133,693
144	Vanguard Financials ETF	13,285
466	Vanguard Industrials ETF	102,720
6,266	WisdomTree International Hedged Quality Dividend Growth Fund	263,109
		2,647,425

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 54.9% (Continued)
	EQUITY – 53.9% (Continued)

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,614,385)	$2,694,805

	OPEN-END MUTUAL FUNDS — 28.8%
	ALTERNATIVE - 25.8%
1,351	AlphaCentric Premium Opportunity Fund, Class I(a)	36,234
13,694	AQR Alternative Risk Premia Fund, Class I(a)	132,558
26,275	AQR Equity Market Neutral Fund, Class I	222,023
16,340	AQR Managed Futures Strategy Fund, Class I	133,172
18,190	Boston Partners Global Long/Short Fund, Investor Class	275,763
12,140	FS Multi-Strategy Alternatives Fund, Class I	132,447
24,340	GuideStone Strategic Alternatives Fund, Investor Class	222,708
11,645	Invesco Macro Allocation Strategy Fund, Class Y(a)	87,567
514	Meeder Spectrum Fund, Institutional Class	6,512
1,928	PIMCO TRENDS Managed Futures Strategy Fund, Institutional Class	20,726
		1,269,710
	EQUITY - 2.8%
8,063	Rational Tactical Return Fund, Institutional Class	136,340

	MIXED ALLOCATION - 0.2%
647	Glenmede Secured Options Portfolio(a)	8,741

	TOTAL OPEN-END MUTUAL FUNDS (Cost $1,490,714)	1,414,791

	SHORT-TERM INVESTMENTS — 20.1%
	MONEY MARKET FUNDS - 20.1%
492,788	Fidelity Money Market Government Portfolio Class I, 5.24%(b)	492,788
494,561	First American Government Obligations Fund, Class Z, 5.24%(b)	494,561
	TOTAL MONEY MARKET FUNDS (Cost $987,349)	987,349

	TOTAL SHORT-TERM INVESTMENTS (Cost $987,349)	987,349

See accompanying notes to financial statements.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Units		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 3.6%
176,225	Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(b),(d),(e)	$176,225
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $176,225)

	TOTAL INVESTMENTS — 107.4% (Cost $5,268,673)	$5,273,170
	LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%	(364,134)
	NET ASSETS - 100.0%	$4,909,036

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1	CME E-Mini NASDAQ 100 Index Futures	03/15/2024	$340,470	$11,502
4	Ultra U.S. Treasury Bond Futures	03/19/2024	534,375	25,625
	TOTAL FUTURES CONTRACTS			$37,127

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $171,761 at December 31, 2023.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

Quantified STF Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Annualized
				Since Inception
	Six Months	One Year	Five Year	November 13, 2015
Quantified STF Fund - Investor Class	10.34%	61.85%	18.35%	14.74%
Quantified STF Fund - Advisor Class	9.98%	60.81%	17.62%	14.09%
Nasdaq 100 Total Return Index **	11.32%	55.13%	22.66%	18.76%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023, was 1.66% for Investor Class and 2.26% for Advisor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Nasdaq 100 Total Return Index includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificate of Deposit:	8.3%
Corporate Bonds	13.0%
Exchange-Traded Fund:
Equity Fund	0.1%
U.S. Government & Agencies	2.3%
Money Market Funds	50.6%
Other Assets in Excess of Liabilities	25.7%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	EQUITY - 0.1%
350	Invesco QQQ Trust Series 1	$143,332

	TOTAL EXCHANGE-TRADED FUND (Cost $143,870)	143,332

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 13.0%
	AUTOMOTIVE — 0.6%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	977,137

	BANKING — 1.7%
1,000,000	Canadian Imperial Bank of Commerce	3.1000	04/02/24	993,722
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	995,991
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	994,409
				2,984,122
	DIVERSIFIED INDUSTRIALS — 0.5%
1,000,000	General Electric Company	3.4500	05/15/24	991,561

	ELECTRIC UTILITIES — 1.1%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	995,182
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	989,923
				1,985,105
	GAS & WATER UTILITIES — 0.5%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	985,364

	INSTITUTIONAL FINANCIAL SERVICES — 1.3%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	984,282
266,000	Brookfield Finance, Inc.	4.0000	04/01/24	264,809
1,000,000	Goldman Sachs Group, Inc.	0.8000	03/25/24	984,065
				2,233,156
	MACHINERY — 0.5%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	987,176

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 13.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 0.6%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	$990,620

	OIL & GAS SERVICES & EQUIPMENT — 0.6%
1,000,000	Schlumberger Holdings Corporation(b)	3.7500	05/01/24	993,046

	REAL ESTATE INVESTMENT TRUSTS — 0.6%
1,000,000	Welltower OP, LLC	3.6250	03/15/24	993,414

	RETAIL - CONSUMER STAPLES — 0.6%
1,000,000	7-Eleven, Inc.(b)	0.8000	02/10/24	994,398

	SPECIALTY FINANCE — 1.1%
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	2,002,157

	TECHNOLOGY HARDWARE — 1.1%
1,000,000	Apple, Inc.	3.0000	02/09/24	997,093
1,000,000	Hewlett Packard Enterprise Company	1.4500	04/01/24	989,194
				1,986,287
	TECHNOLOGY SERVICES — 0.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	991,173

	TELECOMMUNICATIONS — 0.5%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	989,343

	TRANSPORTATION & LOGISTICS — 1.1%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	995,265
1,000,000	Union Pacific Corporation	3.6460	02/15/24	997,338
				1,992,603
	TOTAL CORPORATE BONDS (Cost $23,345,190)			23,076,662

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 2.3% (Continued)
	GOVERNMENT OWNED, NO GUARANTEE — 1.2%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	$1,996,272

	GOVERNMENT SPONSORED — 1.1%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,993,697

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,989,969

	CERTIFICATE OF DEPOSIT — 8.3%
	AUTOMOTIVE - 0.6%
1,000,000	BMW Bank of North America	0.5500	07/30/24	974,122

	BANKING - 7.7%
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,000,700
1,000,000	Burke & Herbert Bank & Trust Company	4.6000	02/06/26	994,493
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	999,448
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	974,277
1,000,000	Greenstate Credit Union	0.5000	07/19/24	975,080
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	999,457
1,000,000	Sallie Mae Bank	0.5500	07/22/24	974,574
1,000,000	State Bank of India	0.6000	08/30/24	970,657
1,000,000	Synchrony Bank	0.6500	09/17/24	969,034
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	976,256
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	973,382
1,000,000	UBS Bank USA	0.5500	08/12/24	972,429
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,973
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	999,382
				13,779,142

	TOTAL CERTIFICATE OF DEPOSIT (Cost $14,999,368)			14,753,264

See accompanying notes to financial statements.

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 50.6%
	MONEY MARKET FUNDS – 50.6%
45,333,083	Fidelity Money Market Government Portfolio Class I, 5.24%(a)(c)	$45,333,083
44,183,908	First American Government Obligations Fund, Class Z, 5.24%(a)(c)	44,183,908
	TOTAL MONEY MARKET FUNDS (Cost $89,516,991)	89,516,991

	TOTAL SHORT-TERM INVESTMENTS (Cost $89,516,991)	89,516,991

	TOTAL INVESTMENTS - 74.3% (Cost $132,005,419)	$131,480,218
	OTHER ASSETS IN EXCESS OF LIABILITIES - 25.7%	45,492,539
	NET ASSETS - 100.0%	$176,972,757

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1,039	CME E-Mini NASDAQ 100 Index Futures	03/15/2024	$353,748,330	$11,122,202
	TOTAL FUTURES CONTRACTS

LLC	- Limited Liability Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the total market value of 144A securities is $1,987,444 or 1.1% of net assets.

(c)	See note 10.

See accompanying notes to financial statements.

Quantified Pattern Recognition Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the period ended December 31, 2023, as compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	August 30, 2019
Quantified Pattern Recognition Fund - Investor Class	(6.92)%	13.85%	7.71%
S&P 500 Total Return Index **	8.04%	26.29%	13.79%
50/50 S&P 500/Bloomberg Barclays U.S. Aggregate Bond ***	5.72%	15.58%	6.64%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023, was 1.75% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This Index is widely used by professional investors as a performance benchmark for Large-Cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

***	The S&P 500 is a market capitalization-weighted index of 500 widely held common stocks. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market index representative of the U.S. taxable fixed income securities. Investors cannot invest directly in an index.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Certificate of Deposit:	18.4%
Corporate Bond	3.7%
Exchange-Traded Funds:
Equity Fund	0.3%
U.S. Government & Agencies	7.4%
Money Market Funds	56.3%
Other Assets In Excess of Liabilities	13.9%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.3%
	EQUITY - 0.3%
150	SPDR S&P 500 ETF Trust	$71,297

	TOTAL EXCHANGE-TRADED FUND (Cost $71,576)	71,297

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BOND — 3.7%
	SPECIALTY FINANCE — 3.7%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,001,078

	TOTAL CORPORATE BOND (Cost $1,000,000)			1,001,078

	U.S. GOVERNMENT & AGENCIES — 7.4%
	GOVERNMENT OWNED, NO GUARANTEE — 3.7%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	997,260

	GOVERNMENT SPONSORED — 3.7%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	998,873

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,996,133

	CERTIFICATE OF DEPOSIT — 18.4%
	BANKING - 18.4%
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	999,448
1,000,000	Connexus Credit Union	5.5000	06/28/24	1,001,593
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	999,457
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,973
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	999,382
	TOTAL CERTIFICATE OF DEPOSIT (Cost $5,000,000)			4,999,853

See accompanying notes to financial statements.

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 56.3%
	MONEY MARKET FUNDS – 56.3%
7,265,254	Fidelity Money Market Government Portfolio Class I, 5.24%(a)(b)	$7,265,254
7,978,329	First American Government Obligations Fund, Class Z, 5.24%(a)(b)	7,978,329
	TOTAL MONEY MARKET FUNDS (Cost $15,243,583)	15,243,583

	TOTAL SHORT-TERM INVESTMENTS (Cost $15,243,583)	15,243,583

	TOTAL INVESTMENTS — 86.1% (Cost $23,315,159)	$23,311,944
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.9%	3,767,434
	NET ASSETS - 100.0%	$27,079,378

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
135	CME E-Mini Standard & Poor’s 500 Index Futures	03/15/2024	$32,535,000	$23,988
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(b)	See note 10.

See accompanying notes to financial statements.

Quantified Tactical Fixed Income Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Annualized Since Inception
	Six Months	One Year	September 13, 2019
Quantified Tactical Fixed Income Fund - Investor Class	(5.36)%	(6.54)%	(5.59)%
Bloomberg U.S. Aggregate Bond Index **	3.37%	5.53%	(0.33)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023, was 1.65% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificate of Deposit	22.9%
Corporate Bonds	38.0%
Exchange-Traded Fund:
Fixed Income	0.2%
U.S. Government & Agencies	6.6%
Money Market Funds	8.1%
Collateral For Securities Loaned	2.3%
Other Assets in Excess of Liabilities	21.9%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.2%
	FIXED INCOME - 0.2%
1,300	iShares 20+ Year Treasury Bond ETF	$128,544

	TOTAL EXCHANGE-TRADED FUND (Cost $128,811)	128,544

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 38.0%
	AUTOMOTIVE — 1.6%
1,000,000	Toyota Motor Credit Corporation	0.5000	06/18/24	977,138

	BANKING — 3.3%
1,000,000	Mitsubishi UFJ Financial Group, Inc.	3.4070	03/07/24	995,991
1,000,000	PNC Financial Services Group, Inc.	3.9000	04/29/24	994,409
				1,990,400
	DIVERSIFIED INDUSTRIALS — 1.7%
1,000,000	General Electric Company	3.4500	05/15/24	991,561

	ELECTRIC UTILITIES — 3.3%
1,000,000	Enel Generacion Chile S.A.	4.2500	04/15/24	995,182
1,000,000	WEC Energy Group, Inc.	0.8000	03/15/24	989,923
				1,985,105
	ENTERTAINMENT CONTENT — 1.8%
1,000,000	Walt Disney Company	7.7500	01/20/24	1,000,722

	GAS & WATER UTILITIES — 1.6%
1,000,000	Thomson Reuters Corporation	3.8500	09/29/24	985,364

	INSTITUTIONAL FINANCIAL SERVICES — 1.6%
1,000,000	Bank of New York Mellon Corporation	0.5000	04/26/24	984,282

	MACHINERY — 1.6%
1,000,000	Parker-Hannifin Corporation	2.7000	06/14/24	987,176

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 38.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES — 1.7%
1,000,000	Becton Dickinson and Company	3.3630	06/06/24	$990,620

	OIL & GAS SERVICES & EQUIPMENT — 1.7%
1,000,000	Schlumberger Holdings Corporation(b)	3.7500	05/01/24	993,046

	REAL ESTATE INVESTMENT TRUSTS — 3.3%
1,000,000	Ventas Realty, L.P. (c)	3.5000	04/15/24	992,537
1,000,000	Welltower OP, LLC	3.6250	03/15/24	993,414
				1,985,951
	RETAIL - CONSUMER STAPLES — 1.7%
1,000,000	7-Eleven, Inc.(b)	0.8000	02/10/24	994,398

	SPECIALTY FINANCE — 3.3%
2,000,000	Federal National Mortgage Association	5.2500	02/17/26	2,002,157

	TECHNOLOGY HARDWARE — 3.3%
1,000,000	Apple, Inc.	3.0000	02/09/24	997,093
1,000,000	Hewlett Packard Enterprise Company(c)	1.4500	04/01/24	989,194
				1,986,287
	TECHNOLOGY SERVICES — 1.6%
1,000,000	International Business Machines Corporation	3.0000	05/15/24	991,173

	TELECOMMUNICATIONS — 1.6%
1,000,000	Verizon Communications, Inc.	0.7500	03/22/24	989,343

	TRANSPORTATION & LOGISTICS — 3.3%
1,000,000	Ryder System, Inc.	3.6500	03/18/24	995,265
1,000,000	Union Pacific Corporation	3.6460	02/15/24	997,339
				1,992,604

	TOTAL CORPORATE BONDS (Cost $23,082,281)			22,827,326

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 6.6%
	GOVERNMENT OWNED, NO GUARANTEE — 3.3%
2,000,000	Federal Home Loan Mortgage Corporation	5.6250	03/13/26	$1,996,272

	GOVERNMENT SPONSORED — 3.3%
2,000,000	Federal Home Loan Banks	5.3000	08/15/25	1,993,697

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,000,000)			3,989,969

	CERTIFICATE OF DEPOSIT — 22.9%
	AUTOMOTIVE - 1.6%
1,000,000	BMW Bank of North America	0.5500	07/30/24	974,122

	BANKING - 21.3%
1,000,000	Bellco Credit Union	5.1500	02/24/25	1,000,701
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	999,448
1,000,000	Goldman Sachs Bank USA	0.5500	07/29/24	974,278
1,000,000	Greenstate Credit Union	0.5000	07/19/24	975,080
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	999,457
1,000,000	Sallie Mae Bank	0.5500	07/22/24	974,574
1,000,000	State Bank of India	0.6000	08/30/24	970,657
1,000,000	Synchrony Bank	0.6500	09/17/24	969,034
1,000,000	Texas Exchange Bank SSB	0.5000	07/09/24	976,256
1,000,000	Toyota Financial Savings Bank	0.5500	08/05/24	973,382
1,000,000	UBS Bank USA	0.5500	08/12/24	972,429
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,973
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	999,382
				12,784,650

	TOTAL CERTIFICATE OF DEPOSIT (Cost $13,999,368)			13,758,772

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.1%
	MONEY MARKET FUNDS - 8.1%
2,822,642	Fidelity Money Market Government Portfolio Class I, 5.24%(a)	$2,822,642
2,002,142	First American Government Obligations Fund, Class Z, 5.24%(a)	2,002,142
	TOTAL MONEY MARKET FUNDS (Cost $4,824,784)	4,824,784

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,824,784)	4,824,784

Units
	COLLATERAL FOR SECURITIES LOANED — 2.3%
1,399,440	Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(a),(d),(e)	1,399,440
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,399,440)

	TOTAL INVESTMENTS — 78.1% (Cost $47,434,684)	$46,928,835
	OTHER ASSETS IN EXCESS OF LIABILITIES - 21.9%	13,184,297
	NET ASSETS - 100.0%	$60,113,132

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
150	Ultra U.S. Treasury Bond Futures	03/19/2024	$20,039,063	$(76,568)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the total market value of 144A securities is $1,987,444 or 3.3% of net assets.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $1,364,579 at December 31, 2023.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at December 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
57,700	iShares iBoxx $ High Yield Corporate Bond ETF	$4,465,403	USD SOFR plus 35 bp	1/9/2025	BRC	$104,728
1,500	iShares iBoxx $ High Yield Corporate Bond ETF	116,085	USD SOFR plus 35 bp	1/16/2025	BRC	135
100	iShares iBoxx $ High Yield Corporate Bond ETF	7,739	USD SOFR plus 35 bp	1/27/2025	BRC	(63)
200	iShares iBoxx $ High Yield Corporate Bond ETF	15,478	USD SOFR plus 35 bp	1/30/2025	BRC	(15,505)
47,900	PIMCO 0-5 Year High Yield Corporate Bond ETF	4,458,532	USD SOFR plus 35 bp	1/9/2025	BRC	106,442
1,100	PIMCO 0-5 Year High Yield Corporate Bond ETF	102,388	USD SOFR plus 35 bp	1/16/2025	BRC	66
100	PIMCO 0-5 Year High Yield Corporate Bond ETF	9,308	USD SOFR plus 35 bp	1/27/2025	BRC	(59)
400	PIMCO 0-5 Year High Yield Corporate Bond ETF	37,232	USD SOFR plus 35 bp	1/30/2025	BRC	(89)
47,500	SPDR Bloomberg High Yield Bond ETF	4,499,675	USD SOFR plus 35 bp	1/9/2025	BRC	83,343
900	SPDR Bloomberg High Yield Bond ETF	85,257	USD SOFR plus 35 bp	1/16/2025	BRC	184
100	SPDR Bloomberg High Yield Bond ETF	9,473	USD SOFR plus 35 bp	1/27/2025	BRC	(78)
100	SPDR Bloomberg High Yield Bond ETF	9,473	USD SOFR plus 35 bp	1/30/2025	BRC	(9,489)
	Total:					$269,615

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Evolution Plus Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Annualized Since Inception
	Six Months	One Year	September 30, 2019
Quantified Evolution Plus Fund - Investor Class	(2.51)%	1.01%	(3.86)%
S&P 500 Total Return Index **	8.04%	26.29%	13.59%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023, was 1.73% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment: ^	% of Net Assets
Certificate of Deposit	28.1%
Corporate Bond	7.0%
Exchange-Traded Funds:
Equity	3.0%
Fixed Income	0.3%
U.S. Government & Agencies	14.0%
Money Market Funds	23.0%
Collateral For Securities Loaned	0.2%
Other Assets in Excess of Liabilities	24.4%
100.0%

^	The Holdings by Type of Investment detail does not include derivative exposure.

Please refer to the Consolidated Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 3.3%
	EQUITY - 3.0%
800	Invesco QQQ Trust Series 1(c)	$327,616
200	SPDR S&P 500 ETF Trust	95,062
		422,678
	FIXED INCOME - 0.3%
450	iShares 20+ Year Treasury Bond ETF	44,496

	TOTAL EXCHANGE-TRADED FUNDS (Cost $467,967)	467,174

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BOND — 7.0%
	SPECIALTY FINANCE — 7.0%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,001,078

	TOTAL CORPORATE BOND (Cost $1,000,000)			1,001,078

	U.S. GOVERNMENT & AGENCIES — 14.0%
	GOVERNMENT OWNED, NO GUARANTEE — 7.0%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	997,260

	GOVERNMENT SPONSORED — 7.0%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	998,873

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,996,133

	CERTIFICATE OF DEPOSIT — 28.1%
	BANKING - 28.1%
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	999,448
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	999,457
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,974
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	999,382
				3,998,261

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,998,261

See accompanying notes to consolidated financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 23.0%
	MONEY MARKET FUNDS - 23.0%
1,412,987	Fidelity Money Market Government Portfolio Class I, 5.24%(a)	$1,412,987
452,868	First American Government Obligations Fund, Class X, 5.28%(a)(b)	452,868
1,412,987	First American Government Obligations Fund Class Z, 5.24%(a)	1,412,987
	TOTAL MONEY MARKET FUNDS (Cost $3,278,842)	3,278,842

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,278,842)	3,278,842

Units
	COLLATERAL FOR SECURITIES LOANED — 0.2%
20,568	Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(a),(d),(e)	20,568
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,568)

	TOTAL INVESTMENTS - 75.6% (Cost $10,767,377)	$10,762,056
	OTHER ASSETS IN EXCESS OF LIABILITIES - 24.4%	3,468,113
	NET ASSETS - 100.0%	$14,230,169

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
4	CME E-Mini NASDAQ 100 Index Futures	03/15/2024	$1,361,880	$32,656
29	CME E-Mini Standard & Poor’s 500 Index Futures	03/15/2024	6,989,000	125,487
72	Ultra U.S. Treasury Bond Futures	03/19/2024	9,618,750	66,372
	TOTAL FUTURES CONTRACTS			$224,515

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(b)	All or a portion of this investment is a holding of the QEPF Fund Limited.

(c)	All or portion of the security is on loan. Total loaned securities had a value of $20,066 at December 31, 2023.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to consolidated financial statements.

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at December 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
42,300	Vanguard FTSE Europe ETF	$2,727,504	USD SOFR plus 35 bp	12/26/2024	BRC	$142,144
700	Vanguard FTSE Europe ETF	45,136	USD SOFR plus 35 bp	12/30/2024	BRC	(24)
6,300	Vanguard FTSE Europe ETF	406,224	USD SOFR plus 35 bp	1/2/2025	BRC	17,832
1,100	Vanguard FTSE Europe ETF	70,928	USD SOFR plus 35 bp	1/3/2025	BRC	3,128
71,100	Vanguard FTSE Europe ETF	4,584,528	USD SOFR plus 35 bp	1/16/2025	BRC	79,301
1,400	Vanguard FTSE Europe ETF	90,272	USD SOFR plus 35 bp	1/23/2025	BRC	396
1,100	Vanguard FTSE Europe ETF	70,928	USD SOFR plus 35 bp	1/27/2025	BRC	(422)
700	Vanguard FTSE Europe ETF	45,136	USD SOFR plus 35 bp	1/30/2025	BRC	2,023
2,700	Vanguard FTSE Europe ETF	174,096	USD SOFR plus 35 bp	12/27/2025	BRC	8,748
	Total:					$253,126

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to consolidated financial statements.

Quantified Common Ground Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Annualized Since Inception
	Six Months	One Year	December 27, 2019
Quantified Common Ground Fund - Investor Class	8.78%	14.74%	11.14%
S&P Composite 1500 Total Return Index **	8.02%	25.47%	11.70%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023, was 1.80% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P Composite 1500® Total Return Index combines three leading indices, the S&P 500® Total Return Index, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Common Stocks	94.6%
Money Market Funds	6.3%
Collateral For Securities Loaned	14.5%
Liabilities in Excess of Other Assets	(15.4)%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.6%
	APPAREL & TEXTILE PRODUCTS - 1.6%
3,370	Deckers Outdoor Corporation(a)	$2,252,609

	ASSET MANAGEMENT - 1.6%
68,338	Federated Hermes, Inc.	2,313,925

	AUTOMOTIVE - 3.5%
19,849	Lear Corporation	2,802,878
17,456	Visteon Corporation(a)	2,180,254
		4,983,132
	BANKING - 0.9%
23,271	Customers Bancorp, Inc.(a)	1,340,875

	BIOTECH & PHARMA - 5.7%
139,395	Certara, Inc.(a),(c)	2,451,958
141,405	Exelixis, Inc.(a)	3,392,306
39,477	Prestige Consumer Healthcare, Inc.(a)	2,416,782
		8,261,046
	CHEMICALS - 1.4%
13,593	Albemarle Corporation(c)	1,963,917

	COMMERCIAL SUPPORT SERVICES - 1.6%
14,193	Republic Services, Inc.	2,340,568

	ELECTRIC UTILITIES - 4.3%
62,358	PNM Resources, Inc.	2,594,093
93,138	Vistra Corporation	3,587,676
		6,181,769
	ENGINEERING & CONSTRUCTION - 1.4%
5,227	TopBuild Corporation(a)	1,956,257

	HEALTH CARE FACILITIES & SERVICES - 4.2%
9,522	Cencora, Inc.(c)	1,955,628
30,568	Centene Corporation(a)	2,268,451

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.2% (Continued)
81,599	Premier, Inc., Class A	$1,824,554
		6,048,633
	HOME CONSTRUCTION - 6.3%
41,309	KB Home	2,580,160
14,824	M/I Homes, Inc.(a)	2,041,858
22,354	PulteGroup, Inc.(c)	2,307,380
21,089	Toll Brothers, Inc.(c)	2,167,738
		9,097,136
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.9%
20,160	Chart Industries, Inc.(a),(c)	2,748,413

	INSURANCE - 7.0%
28,132	Arch Capital Group Ltd.(a)	2,089,364
15,156	Assurant, Inc.	2,553,634
33,321	Jackson Financial, Inc., Class A	1,706,035
140,203	Lincoln National Corporation	3,781,275
		10,130,308
	LEISURE FACILITIES & SERVICES - 1.7%
67,945	Cheesecake Factory, Inc.(c)	2,378,754

	MACHINERY - 2.0%
69,351	Flowserve Corporation	2,858,648

	MEDICAL EQUIPMENT & DEVICES - 5.6%
39,292	Baxter International, Inc.(c)	1,519,029
25,756	Illumina, Inc.(a)	3,586,265
13,403	Insulet Corporation(a)	2,908,183
		8,013,477
	METALS & MINING - 1.3%
54,529	Alcoa Corporation	1,853,986

	MORTGAGE FINANCE - 1.5%
140,333	PennyMac Mortgage Investment Trust(c)	2,097,978

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	OIL & GAS PRODUCERS - 1.6%
50,663	Devon Energy Corporation	$2,295,034

	RENEWABLE ENERGY - 2.4%
20,308	First Solar, Inc.(a)	3,498,662

	RETAIL - CONSUMER STAPLES - 1.3%
2,936	Costco Wholesale Corporation	1,937,995

	RETAIL - DISCRETIONARY - 1.5%
14,250	AutoNation, Inc.(a),(c)	2,140,065

	SEMICONDUCTORS - 4.1%
12,893	Advanced Micro Devices, Inc.(a)	1,900,557
7,979	NVIDIA Corporation	3,951,361
		5,851,918
	SOFTWARE - 9.0%
43,679	Donnelley Financial Solutions, Inc.(a)	2,724,260
6,031	Palo Alto Networks, Inc.(a),(c)	1,778,421
11,990	Paycom Software, Inc.	2,478,573
90,149	Privia Health Group, Inc.(a),(c)	2,076,131
21,940	PTC, Inc.(a),(c)	3,838,623
		12,896,008
	SPECIALTY FINANCE - 1.2%
51,985	Bread Financial Holdings, Inc.(c)	1,712,386

	STEEL - 7.2%
60,810	Commercial Metals Company	3,042,932
18,980	Nucor Corporation(c)	3,303,279
14,500	Reliance Steel & Aluminum Company	4,055,360
		10,401,571
	TECHNOLOGY HARDWARE - 1.0%
6,339	Arista Networks, Inc.(a)	1,492,898

See accompanying notes to financial statements.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.6% (Continued)
	TECHNOLOGY SERVICES - 4.3%
65,824	DXC Technology Company(a),(c)	$1,505,395
4,375	FactSet Research Systems, Inc.	2,087,094
9,336	Morningstar, Inc.	2,672,336
		6,264,825
	TRANSPORTATION & LOGISTICS - 7.5%
10,139	ArcBest Corporation	1,218,809
79,935	CSX Corporation	2,771,346
37,454	Kirby Corporation(a)	2,939,390
17,352	Matson, Inc.	1,901,779
16,778	Ryder System, Inc.(c)	1,930,477
		10,761,801

	TOTAL COMMON STOCKS (Cost $126,806,217)	136,074,594

	SHORT-TERM INVESTMENTS — 6.3%
	MONEY MARKET FUNDS - 6.3%
4,538,250	Fidelity Money Market Government Portfolio Class I, 5.24%(b)	4,538,250
4,538,250	First American Government Obligations Fund, Class Z, 5.24%(b)	4,538,250
	TOTAL MONEY MARKET FUNDS (Cost $9,076,500)	9,076,500

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,076,500)	9,076,500

Units
	COLLATERAL FOR SECURITIES LOANED — 14.5%
20,951,158	Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(b),(d),(e)	20,951,158
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $20,951,158)

	TOTAL INVESTMENTS — 115.4% (Cost $156,833,875)	$166,102,252
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%	(22,188,405)
	NET ASSETS - 100.0%	$143,913,847

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(c)	All or a portion of the security is on loan. Total loaned securities had a value of $20,198,544 at December 31, 2023.

(d)	Security purchased with cash proceeds of securities lending collateral.

(e)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

Quantified Tactical Sectors Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Annualized Since Inception
	Six Months	One Year	March 4, 2021
Quantified Tactical Sectors Fund - Investor Class	(0.54)%	13.74%	(12.42)%
S&P 500 Total Return Index **	8.04%	26.29%	10.41%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023 was 1.71% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange-Traded Fund
Equity	79.2%
Money Market Funds	15.9%
Collateral For Securities Loaned	1.7%
Other Assets in Excess of Liabilities	3.2%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 79.2%
	EQUITY - 79.2%
388,120	Financial Select Sector SPDR Fund	$14,593,312
75,448	Technology Select Sector SPDR Fund	14,522,231
158,719	Vanguard Financials ETF	14,643,415
30,226	Vanguard Information Technology ETF(b)	14,629,384
		58,388,342

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,343,386)	58,388,342

	SHORT-TERM INVESTMENTS — 15.9%
	MONEY MARKET FUNDS - 15.9%
5,874,726	Fidelity Money Market Government Portfolio Class I, 5.24%(a)	5,874,726
5,874,727	First American Government Obligations Fund, Class Z, 5.24%(a)	5,874,727
	TOTAL MONEY MARKET FUNDS (Cost $11,749,453)	11,749,453

	TOTAL SHORT-TERM INVESTMENTS (Cost $11,749,453)	11,749,453

Units
	COLLATERAL FOR SECURITIES LOANED — 1.7%
1,241,875	Mount Vernon Liquid Assets Portfolio, LLC, 5.61%(a),(c),(d)	1,241,875
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,241,875)

	TOTAL INVESTMENTS — 96.8% (Cost $67,334,714)	$71,379,670
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.2%	2,370,179
	NET ASSETS - 100.0%	$73,749,849

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

(b)	All or a portion of the security is on loan. Total loaned securities had a value of $1,210,000 at December 31, 2023.

(c)	Security purchased with cash proceeds of securities lending collateral.

(d)	Investment is valued using net asset value per share as a practical expedient.

See accompanying notes to financial statements.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at December 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
22,570	Financial Select Sector SPDR ETF	$848,632	USD SOFR plus 35 bp	12/24/2024	BRC	$38,454
333,530	Financial Select Sector SPDR ETF	12,540,728	USD SOFR plus 35 bp	1/2/2025	BRC	713,693
7,350	Technology Select Sector SPDR ETF	1,414,728	USD SOFR plus 35 bp	12/5/2024	BRC	109,877
61,880	Technology Select Sector SPDR ETF	11,910,662	USD SOFR plus 35 bp	1/2/2025	BRC	1,170,332
145,650	Vanguard Financials ETF	13,437,669	USD SOFR plus 35 bp	1/23/2025	BRC	120,789
2,850	Vanguard Information Technology ETF	1,379,400	USD SOFR plus 35 bp	12/5/2024	BRC	60,029
24,890	Vanguard Information Technology ETF	12,046,760	USD SOFR plus 35 bp	1/2/2025	BRC	1,301,204

	Total:					$3,514,378

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Rising Dividend Tactical Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	April 14, 2021
Quantified Rising Dividend Tactical Fund - Investor Class	7.13%	13.12%	(5.55)%
S&P 500 Total Return Index **	8.04%	26.29%	7.17%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023 was 1.82% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in an index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Exchange-Traded Funds
Equity	86.8%
Other Assets in Excess of Liabilities	13.2%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.8%
	EQUITY - 86.8%
11,475	Invesco QQQ Trust Series 1	$4,699,242
39,706	Invesco S&P 500 Equal Weight ETF	6,265,607
100,212	Invesco S&P 500 Low Volatility ETF	6,279,284
46,032	Vanguard Dividend Appreciation ETF	7,843,853
79,018	Vanguard International Dividend Appreciation ETF	6,269,288
		31,357,274
	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,650,083)	31,357,274

	TOTAL INVESTMENTS - 86.8% (Cost $29,650,083)	$31,357,274
	OTHER ASSETS IN EXCESS OF LIABILITIES- 13.2%	4,784,748
	NET ASSETS - 100.0%	$36,142,022

ETF	- Exchange-Traded Fund

See accompanying notes to financial statements.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

TOTAL RETURN SWAPS

Number of Shares	Reference Entity	Notional Amount at December 31, 2023	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
910	Invesco QQQ Trust Series 1	$372,663	USD SOFR plus 35 bp	12/5/2024	BRC	$52,616
100	Invesco QQQ Trust Series 1	40,952	USD SOFR plus 35 bp	12/18/2024	BRC	2,248
300	Invesco QQQ Trust Series 1	122,856	USD SOFR plus 35 bp	1/9/2025	BRC	5,586
450	Invesco QQQ Trust Series 1	184,284	USD SOFR plus 35 bp	1/16/2025	BRC	2,931
54,170	Invesco S&P 500 Equal Weight ETF	8,548,026	USD SOFR plus 35 bp	12/5/2024	BRC	1,317,901
7,120	Invesco S&P 500 Equal Weight ETF	1,123,536	USD SOFR plus 35 bp	12/18/2024	BRC	90,005
14,090	Invesco S&P 500 Equal Weight ETF	2,223,402	USD SOFR plus 35 bp	1/9/2025	BRC	109,823
22,340	Invesco S&P 500 Equal Weight ETF	3,525,252	USD SOFR plus 35 bp	1/16/2025	BRC	14,637
7,420	Invesco S&P 500 Low Volatility ETF	464,937	USD SOFR plus 35 bp	12/5/2024	BRC	28,679
1,350	Invesco S&P 500 Low Volatility ETF	84,591	USD SOFR plus 35 bp	12/18/2024	BRC	2,618
2,440	Invesco S&P 500 Low Volatility ETF	152,890	USD SOFR plus 35 bp	1/9/2025	BRC	2,227
4,220	Invesco S&P 500 Low Volatility ETF	264,425	USD SOFR plus 35 bp	1/16/2025	BRC	619
3,650	Vanguard Dividend Appreciation ETF	621,960	USD SOFR plus 35 bp	12/5/2024	BRC	67,182
520	Vanguard Dividend Appreciation ETF	88,608	USD SOFR plus 35 bp	12/18/2024	BRC	4,374
1,110	Vanguard Dividend Appreciation ETF	189,144	USD SOFR plus 35 bp	1/9/2025	BRC	6,255
1,790	Vanguard Dividend Appreciation ETF	305,016	USD SOFR plus 35 bp	1/16/2025	BRC	1,435
6,110	Vanguard International Dividend Appreciation ETF	484,767	USD SOFR plus 35 bp	12/5/2024	BRC	63,096
1,030	Vanguard International Dividend Appreciation ETF	81,720	USD SOFR plus 35 bp	12/18/2024	BRC	5,805
1,880	Vanguard International Dividend Appreciation ETF	149,159	USD SOFR plus 35 bp	1/9/2025	BRC	7,336
3,140	Vanguard International Dividend Appreciation ETF	249,128	USD SOFR plus 35 bp	1/16/2025	BRC	5,520
	Total:					$1,790,893

BRC	- Barclays Capital

SOFR	- Secured Overnight Financing Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Quantified Government Income Tactical Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	April 15, 2021
Quantified Government Income Tactical Fund - Investor Class	(9.02)%	(11.32)%	(10.31)%
Bloomberg U.S. Aggregate Bond Index **	3.37%	5.53%	(2.81)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, as provided in the Fund’s prospectus dated November 1, 2023 was 1.76% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Certificate of Deposit	27.4%
Corporate Bond	6.9%
Exchange-Traded Fund
Fixed Income	0.1%
U.S. Government & Agencies	13.7%
Money Market Funds	48.4%
Other Assets in Excess of Liabilities	3.5%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 0.1%
	FIXED INCOME - 0.1%
100	iShares 20+ Year Treasury Bond ETF	$9,888

	TOTAL EXCHANGE-TRADED FUND (Cost $9,996)	9,888

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BOND — 6.9%
	SPECIALTY FINANCE — 6.9%
1,000,000	Federal National Mortgage Association	5.2500	02/17/26	1,001,078

	TOTAL CORPORATE BOND (Cost $1,000,000)			1,001,078

	U.S. GOVERNMENT & AGENCIES — 13.7%
	GOVERNMENT OWNED, NO GUARANTEE — 6.8%
1,000,000	Federal Home Loan Mortgage Corporation	5.3000	02/17/26	997,260

	GOVERNMENT SPONSORED — 6.9%
1,000,000	Federal Home Loan Banks	5.6250	03/09/26	998,873

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,000,000)			1,996,133

	CERTIFICATE OF DEPOSIT — 27.4%
	BANKING - 27.4%
1,000,000	Charles Schwab Bank SSB	4.7500	02/02/24	999,448
1,000,000	Local Government Federal Credit Union	4.9000	02/12/24	999,457
1,000,000	Valley Strong Credit Union	5.1000	02/10/25	999,974
1,000,000	Wells Fargo Bank NA	4.7500	02/06/24	999,382
				3,998,261

	TOTAL CERTIFICATE OF DEPOSIT (Cost $4,000,000)			3,998,261

See accompanying notes to financial statements.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 48.4%
	MONEY MARKET FUNDS - 48.4%
3,496,900	Fidelity Money Market Government Portfolio Class I, 5.24%(a)	$3,496,900
3,553,925	First American Government Obligations Fund, Class Z, 5.24%(a)	3,553,925
	TOTAL MONEY MARKET FUNDS (Cost $7,050,825)	7,050,825

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,050,825)	7,050,825

	TOTAL INVESTMENTS - 96.5% (Cost $14,060,821)	$14,056,185
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.5%	503,015
	NET ASSETS - 100.0%	$14,559,200

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
47	Ultra U.S. Treasury Bond Futures	03/19/2024	$6,278,906	$(23,986)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

Quantified Global Fund
Portfolio Review (Unaudited)
December 31, 2023

The Fund’s performance figures* for the period ended December 31, 2023, as compared to its benchmark:

Since Inception
November 29, 2023
Quantified Global Fund - Investor Class	2.40%
MSCI All Country World Index **	5.16%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund estimated operating expense ratio, as provided in the Fund’s prospectus dated October 18, 2023 was 1.65% for Investor Class shares. For performance information current to the most recent month-end, please call 1-855-647-8268. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus may be obtained by calling 1-855-647-8268.

**	The MSCI All Country World Index is composed of large and mid-capitalization developed and emerging market equities.

Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio holdings by types of investments as of December 31, 2023 are as follows:

Holdings by Type of Investment ^:	% of Net Assets
Depositary Receipts	67.0%
Exchange-Traded Funds:
Equity	22.2%
Money Market Funds	10.4%
Other Assets in Excess of Liabilities	0.4%
100.0%

^	The Holdings by type of Investment detail does not include derivative exposure.

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	DEPOSITARY RECEIPTS — 67.0%
	AEROSPACE & DEFENSE - 0.4%
1,578	Embraer S.A. - ADR(a)	$29,114

	ASSET MANAGEMENT - 0.8%
1,026	Futu Holdings Ltd. - ADR(a)	56,050

	AUTOMOTIVE - 7.0%
2,541	Toyota Motor Corporation - ADR	465,969

	BANKING - 16.1%
26,161	Banco Bradesco S.A. - ADR	83,195
8,468	Banco de Chile - ADR	195,441
9,293	Banco Santander Chile - ADR	181,121
15,070	HSBC Holdings plc - ADR	610,938
		1,070,695
	BIOTECH & PHARMA - 23.4%
8,080	AstraZeneca plc - ADR	544,188
3,644	Dr Reddy’s Laboratories Ltd. - ADR	253,550
2,563	Genmab A/S - ADR(a)	81,606
5,848	GSK plc - ADR	216,727
2,679	Novartis A.G. - ADR	270,499
13,986	Takeda Pharmaceutical Company Ltd. - ADR	199,580
		1,566,150
	E-COMMERCE DISCRETIONARY - 9.7%
4,296	Alibaba Group Holding Ltd. - ADR(a)	332,983
2,180	PDD Holdings, Inc. - ADR(a)	318,956
		651,939
	ELECTRIC UTILITIES - 2.2%
45,664	Enel Chile S.A. - ADR	147,951

	ENTERTAINMENT CONTENT - 1.4%
977	NetEase, Inc. - ADR	91,017

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	DEPOSITARY RECEIPTS — 67.0% (Continued)
	LEISURE FACILITIES & SERVICES - 1.0%
3,934	Atour Lifestyle Holdings Ltd. - ADR(a)	$68,294

	TELECOMMUNICATIONS - 3.9%
10,173	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	262,056

	TRANSPORTATION & LOGISTICS - 1.1%
1,295	Azul S.A. - ADR(a)	12,549
627	EHang Holdings Ltd. - ADR(a)	10,534
2,361	Full Truck Alliance Company Ltd. - ADR(a)	16,551
240	Ryanair Holdings plc - ADR(a)	32,005
		71,639

	TOTAL DEPOSITARY RECEIPTS (Cost $4,413,747)	4,480,874

	EXCHANGE-TRADED FUNDS — 22.2%
	EQUITY - 22.2%
657	Invesco QQQ Trust Series 1	269,054
2,551	SPDR S&P 500 ETF Trust	1,212,516
		1,481,570

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,425,273)	1,481,570

	SHORT-TERM INVESTMENTS — 10.4%
	MONEY MARKET FUNDS - 10.4%
348,494	Fidelity Money Market Government Portfolio Class I, 5.24%(b)	348,494
348,494	First American Government Obligations Fund, Class Z, 5.24%(b)	348,494
	TOTAL MONEY MARKET FUNDS (Cost $696,988)	696,988

	TOTAL SHORT-TERM INVESTMENTS (Cost $696,988)	696,988

See accompanying notes to financial statements.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Fair Value
TOTAL INVESTMENTS - 99.6% (Cost $6,536,008)	$6,659,432
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	27,380
NET ASSETS - 100.0%	$6,686,812

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

PT	- Perseroan Terbatas

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven-day effective yield as of December 31, 2023.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund
Assets:
Investment securities:
At cost	$173,466,684	$245,813,161	$5,268,673	$132,005,419
At value (a)	$175,546,738	$252,805,396	$5,273,170	$131,480,218
Cash	—	—	45	26,306,654
Deposits with brokers for futures	575,458	—	7,052	8,018,007
Receivable:
Securities sold	15,473,821	—	—	163,790
Unrealized appreciation on futures	1,124,305	—	37,127	11,122,202
Fund shares sold	899,136	29,706	6,136	113,518
Dividends and Interest	131,397	354,389	—	719,302
Unrealized appreciation on swaps	—	15,617,320	—	—
Prepaid expenses and other assets	21,493	4,351	237	58,782
Total Assets	193,772,348	268,811,162	5,323,767	177,982,473

Liabilities:
Payables:
Collateral on securities loaned	42,926,967	34,508,700	176,225	—
Securities purchased	15,018,775	—	231,639	—
Fund shares redeemed	43,336	137,631	430	691,202
Unrealized depreciation on futures	43,300	—	—	—
Investment advisory fees	82,515	139,435	3,333	148,342
Payable to related parties	22,551	28,611	—	110,712
Distribution (12b-1) fees	27,514	46,588	1,156	37,240
Shareholder service fees - Investor Class	16,201	27,865	658	22,220
Interest payable	3,787	—	1,290	—
Total Liabilities	58,184,946	34,888,830	414,731	1,009,716

Net Assets	$135,587,402	$233,922,332	$4,909,036	$176,972,757

Net Assets Consist of:
Capital Stock	$157,818,860	$303,402,173	$8,001,281	$196,322,597
Accumulated losses	(22,231,458)	(69,479,841)	(3,092,245)	(19,349,840)
Net Assets	$135,587,402	$233,922,332	$4,909,036	$176,972,757

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$135,576,998	$233,739,547	$4,838,775	$176,697,327
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	16,689,340	22,842,765	546,061	12,229,817
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.12	$10.23	$8.86	$14.45
Advisor Class Shares:
Net Assets	$10,404	$182,785	$70,261	$275,430
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,255	18,213	8,006	20,072
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$8.29	$10.04	$8.78	$13.72

(a)	Includes loaned securities with a value of $41,696,193, $33,440,881, $171,761 and $0, respectively.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2023

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund
Assets:

Investment securities:
At cost	$23,315,159	$47,434,684	$10,767,377	$156,833,875
At value (a)	$23,311,944	$46,928,835	$10,762,056	$166,102,252
Cash	2,111,993	12,730,416	2,518,733	—
Deposits with brokers	1,498,396	1,043,726	608,228	—
Receivable:
Dividends and Interest	229,427	444,945	184,319	173,928
Securities sold	47,564	—	100,956	—
Unrealized appreciation on futures	23,988	—	224,515	—
Fund shares sold	21,187	477,728	2,085	58,156
Unrealized appreciation on swaps	—	294,898	253,572	—
Prepaid expenses and other assets	13,133	27,417	12,262	30,516
Total Assets	27,257,632	61,947,965	14,666,726	166,364,852

Liabilities:
Payables:
Securities purchased	95,435	99,198	357,122	—
Investment advisory fees	25,302	52,536	21,193	105,823
Payable to related parties	24,531	44,360	21,853	20,614
Fund shares redeemed	22,865	116,433	6,898	1,327,643
Distribution (12b-1) fees	6,326	13,134	5,298	26,456
Shareholder service fees - Investor Class	3,795	7,881	3,179	15,873
Unrealized depreciation on futures	—	76,568	—	—
Collateral on securities loaned	—	1,399,440	20,568	20,951,158
Unrealized depreciation on swaps	—	25,283	446	—
Interest payable	—	—	—	3,438
Total Liabilities	178,254	1,834,833	436,557	22,451,005

Net Assets	$27,079,378	$60,113,132	$14,230,169	$143,913,847

Net Assets Consist of:
Capital Stock	$42,606,343	$109,675,695	$26,472,321	$156,996,015
Accumulated losses	(15,526,965)	(49,562,563)	(12,242,152)	(13,082,168)
Net Assets	$27,079,378	$60,113,132	$14,230,169	$143,913,847

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$27,079,378	$60,113,132	$14,230,169	$143,913,847
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	2,691,186	8,036,517	2,439,955	10,120,484
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$10.06	$7.48	$5.83	$14.22

(a)	Includes loaned securities with a value of $0, $1,364,579, $20,066 and $20,198,544, respectively.

See accompanying notes to consolidated financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2023

	Quantified	Quantified	Quantified	Quantified
	Tactical	Rising Dividend	Government Income	Global
	Sectors Fund	Tactical Fund	Tactical Fund	Fund
Assets:
Investment securities:
At cost	$67,334,714	$29,650,083	$14,060,821	$6,536,008
At value (a)	$71,379,670	$31,357,274	$14,056,185	$6,659,432
Deposits with brokers	—	—	335,913	—
Receivable:
Securities sold	—	7,815,308	108,759	—
Unrealized appreciation on swaps	3,514,378	1,790,893	—	—
Dividends and interest	157,967	28,154	184,908	11,579
Fund shares sold	47,368	3	2,320	2,639
Prepaid expenses and other assets	16,988	5,695	6,034	31,360
Total Assets	75,116,371	40,997,327	14,694,119	6,705,010

Liabilities:
Due to custodian	—	2,814,873	—	—
Due to broker	—	1,935,756	—	—
Payables:
Collateral on securities loaned	1,241,875	—	—	—
Investment advisory fees	59,849	38,126	13,500	4,447
Fund shares redeemed	23,619	49,253	12,068	—
Payable to related parties	17,222	2,047	—	1,634
Distribution (12b-1) fees	14,965	9,531	3,375	1,112
Shareholder service fees - Investor Class	8,992	5,719	2,024	667
Securities purchased	—	—	79,966	10,338
Unrealized depreciation on futures	—	—	23,986	—
Total Liabilities	1,366,522	4,855,305	134,919	18,198

Net Assets	$73,749,849	$36,142,022	$14,559,200	$6,686,812

Net Assets Consist of:
Capital Stock	$122,730,934	$42,452,176	$29,556,326	$6,563,557
Accumulated gain (losses)	(48,981,085)	(6,310,154)	(14,997,126)	123,255
Net Assets	$73,749,849	$36,142,022	$14,559,200	$6,686,812

Net Asset Value Per Share
Investor Class Shares:
Net Assets	$73,749,849	$36,142,022	$14,559,200	$6,686,812
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	11,773,881	4,378,900	2,095,238	653,002
Net asset value, (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$6.26	$8.25	$6.95	$10.24

(a)	Includes loaned securities with a value of $1,210,000, $0, $0, and $0 , respectively.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2023

	Quantified	Quantified	Quantified	Quantified
	Managed	Market Leaders	Alternative	STF
	Income Fund	Fund	Investment Fund	Fund

Investment Income
Dividends	$2,398,132	$1,521,032	$147,274	$438
Interest	1,530,632	1,489,922	34,199	2,981,173
Securities lending, net	274,522	35,756	9,711	539
Total Investment Income	4,203,286	3,046,710	191,184	2,982,150

Expenses
Investment advisory fees	611,114	712,087	38,173	819,742
Administration fees	149,746	172,630	13,027	150,397
Distribution (12b-1) fees
Investor Class	203,677	237,166	12,632	204,621
Advisor Class	110	784	369	1,259
Shareholder services fees - Investor Class	122,206	142,300	7,579	144,606
Miscellaneous expenses	4,500	4,500	4,500	4,500
Interest expense on line of credit	7,874	—	4,000	—
Total Operating Expenses	1,099,227	1,269,467	80,280	1,325,125
Less: Expenses waived by the Advisor	—	—	(4,500)	—
Net Expenses	1,099,227	1,269,467	75,780	1,325,125
Net Operating Expenses	1,099,227	1,269,467	75,780	1,325,125

Net Investment Income	3,104,059	1,777,243	115,404	1,657,025

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	1,777,504	(362,547)	(313,135)	(4,383)
Futures	(5,614,296)	—	(187,553)	10,163,889
Swaps	—	(3,319,771)	—	—
Capital gain distributions from underlying investment companies	—	—	4,254	—
	(3,836,792)	(3,682,318)	(496,434)	10,159,506
Net change in unrealized appreciation (depreciation) on:
Investments	1,720,168	(1,354,165)	(121,508)	897,565
Futures	1,220,652	—	22,262	2,182,814
Swaps	—	10,776,323	—	—
	2,940,820	9,422,158	(99,246)	3,080,379

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(895,972)	5,739,840	(595,680)	13,239,885

Net Increase (Decrease) in Net Assets Resulting From Operations	$2,208,087	$7,517,083	$(480,276)	$14,896,910

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended December 31, 2023

	Quantified	Quantified	Quantified Evolution	Quantified
	Pattern	Tactical Fixed	Plus Fund	Common
	Recognition Fund	Income Fund	(Consolidated)	Ground Fund

Investment Income
Dividends	$270	$1,479	$2,809	$1,160,713
Interest	931,708	1,321,652	833,069	172,655
Securities lending, net	15	780	47	13,345
Total Investment Income	931,993	1,323,911	835,925	1,346,713

Expenses
Investment advisory fees	188,874	426,899	181,977	627,460
Distribution (12b-1) fees - Investor Class	47,219	106,725	45,494	156,865
Administration fees	42,882	80,599	37,512	115,014
Shareholder services fees - Investor Class	28,331	64,035	27,296	94,119
Custody overdraft fees	—	—	—	42,934
Interest expense on line of credit	—	—	—	49,638
Miscellaneous expenses	—	4,500	4,500	4,500
Total Operating Expenses	307,306	682,758	296,779	1,090,530
Less: Expenses waived by the Advisor	(4,500)	—	—	—
Net Expenses	302,806	682,758	296,779	1,090,530
Net Operating Expenses	302,806	682,758	296,779	1,090,530

Net Investment Income	629,187	641,153	539,146	256,183

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	4,939	8,320	7,795	1,247,051
Futures	(3,838,604)	(5,909,427)	(186,501)	—
Swaps	—	(119,846)	(550,376)	—
	(3,833,665)	(6,020,953)	(729,082)	1,247,051
Net change in unrealized appreciation (depreciation) on:
Investments	36,866	858,394	32,846	4,717,933
Futures	529,015	(141,849)	(25,798)	—
Swaps	—	269,615	780,474	—
	565,881	986,160	787,522	4,717,933

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(3,267,784)	(5,034,793)	58,440	5,964,984

Net Increase (Decrease) in Net Assets Resulting From Operations	$(2,638,597)	$(4,393,640)	$597,586	$6,221,167

See accompanying notes to consolidated financial statements.

STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended December 31, 2023

	Quantified	Quantified	Quantified	Quantified
	Tactical	Rising Dividend	Government Income	Global
	Sectors Fund	Tactical Fund	Tactical Fund	Fund*

Investment Income
Dividends (net of foreign withholding tax of $0, $0, $0 and $1,232)	$404,668	$285,535	$1,493	$10,309
Interest	512,305	213,395	660,543	1,382
Securities lending, net	23,393	—	—	—
Total Investment Income	940,366	498,930	662,036	11,691

Expenses
Investment advisory fees	348,478	172,636	134,430	4,447
Distribution (12b-1) fees - Investor Class	87,120	43,159	33,608	1,111
Administration fees	65,524	34,421	28,429	1,635
Shareholder services fees - Investor Class	52,272	25,895	20,165	667
Custody overdraft fees	—	2,923	—	—
Miscellaneous expenses	4,500	4,500	4,500	762
Total Operating Expenses	557,894	283,534	221,132	8,622
Less: Expenses waived by the Advisor	—	(4,500)	(4,500)	(762)
Net Expenses	557,894	279,034	216,632	7,860
Net Operating Expenses	557,894	279,034	216,632	7,860

Net Investment Income	382,472	219,896	445,404	3,831

Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps
Net realized gain (loss) from:
Investments	1,908,077	1,373,492	478	(4,000)
Futures	—	—	(2,651,559)	—
Swaps	1,767,022	(129,853)	—	—
	3,675,099	1,243,639	(2,651,081)	(4,000)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,748,201)	557,516	36,708	123,424
Futures	—	—	(47,349)	—
Swaps	(1,573,748)	1,358,535	—	—
	(5,321,949)	1,916,051	(10,641)	123,424

Net Realized and Unrealized Gain (Loss) on Investments, Futures and Swaps	(1,646,850)	3,159,690	(2,661,722)	119,424

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,264,378)	$3,379,586	$(2,216,318)	$123,255

*	Fund commenced operations on November 29, 2023.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Managed Income Fund
	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$3,104,059	$4,356,381
Net realized loss from investments and futures	(3,836,792)	(11,735,286)
Net change in unrealized appreciation (depreciation) on investments and futures	2,940,820	927,950
Net Increase (Decrease) in Net Assets Resulting From Operations	2,208,087	(6,450,955)

Distributions to Shareholders from:
Investor Class	(5,579,407)	(951,437)
Advisor Class	(262)	—
Total Distributions to Shareholders	(5,579,669)	(951,437)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	328,098,045	697,460,323
Advisor Class	575	6,885
Net asset value of shares issued in reinvestment of distributions
Investor Class	5,572,709	950,867
Advisor Class	262	—
Payments for shares redeemed
Investor Class	(328,144,507)	(765,786,001)
Advisor Class	(13,580)	(45)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	5,513,504	(67,367,971)

Total Increase (Decrease) in Net Assets	2,141,922	(74,770,363)

Net Assets:
Beginning of Period	133,445,480	208,215,843
End of Period	$135,587,402	$133,445,480

Share Activity
Investor Class:
Shares Sold	39,329,882	82,938,445
Shares issued in reinvestments of Distributions	687,141	114,150
Shares Redeemed	(39,395,387)	(91,066,805)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	621,636	(8,014,210)

Advisor Class:
Shares Sold	68	807
Shares issued in reinvestments of Distributions	32	—
Shares Redeemed	(1,630)	(5)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,530)	802

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Market Leaders Fund		Quantified Alternative Investment Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$1,777,243	$1,874,578	$115,404	$278,583
Net realized gain (loss) from investments, futures and Swaps	(3,682,318)	923,708	(496,434)	(1,387,118)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	9,422,158	16,378,943	(99,246)	369,893
Net Increase (Decrease) in Net Assets Resulting From Operations	7,517,083	19,177,229	(480,276)	(738,642)

Distributions to Shareholders from:
Total Distributions Paid
Investor Class	(4,601,537)	—	(147,554)	(230,177)
Advisor Class	(2,644)	—	(1,832)	(588)
Total Distributions to Shareholders	(4,604,181)	—	(149,386)	(230,765)

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	200,592,443	390,657,527	21,394,346	61,204,277
Advisor Class	20,546	7,115	7,420	4,778
Net asset value of shares issued in reinvestment of distributions
Investor Class	4,588,996	—	147,553	230,145
Advisor Class	2,644	—	1,832	588
Payments for shares redeemed
Investor Class	(154,319,473)	(464,048,828)	(22,622,190)	(64,378,963)
Advisor Class	(8,039)	(8,198)	(7,832)	(1,849)
Total Increase (Decrease) in Net Assets From
Shares of Beneficial Interest	50,877,117	(73,392,384)	(1,078,871)	(2,941,024)

Total Increase (Decrease) in Net Assets	53,790,019	(54,215,155)	(1,708,533)	(3,910,431)

Net Assets:
Beginning of Period	180,132,313	234,347,468	6,617,569	10,528,000
End of Period	$233,922,332	$180,132,313	$4,909,036	$6,617,569

Share Activity
Investor Class:
Shares Sold	20,483,310	42,620,139	2,336,200	6,533,386
Shares issued in reinvestments of Distributions	445,967	—	16,635	25,543
Shares Redeemed	(15,887,178)	(50,490,563)	(2,520,603)	(6,947,036)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	5,042,099	(7,870,424)	(167,768)	(388,107)

Advisor Class:
Shares Sold	2,151	768	824	544
Shares issued in reinvestments of Distributions	262	—	208	66
Shares Redeemed	(860)	(911)	(896)	(205)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	1,553	(143)	136	405

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified STF Fund		Quantified Pattern Recognition Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$1,657,025	$998,811	$629,187	$677,536
Net realized gain (loss) from investments and futures	10,159,506	14,845,061	(3,833,665)	6,953,956
Net change in unrealized appreciation (depreciation) on investments and futures	3,080,379	7,829,340	565,881	(213,608)
Net Increase (Decrease) in Net Assets Resulting From Operations	14,896,910	23,673,212	(2,638,597)	7,417,884
Distributions to Shareholders from:
Investor Class	(1,889,603)	—	(1,090,186)	(33,274)
Advisor Class	(1,228)	—	—	—
Total Distributions to Shareholders	(1,890,831)	—	(1,090,186)	(33,274)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	146,461,331	363,192,731	35,047,747	85,543,684
Advisor Class	93,359	18,721	—	—
Net asset value of shares issued in reinvestment of distributions:
Investor Class	1,831,593	—	1,088,810	33,184
Advisor Class	1,003	—	—	—
Payments for shares redeemed
Investor Class	(195,358,096)	(316,626,062)	(66,729,380)	(49,850,794)
Advisor Class	(69,124)	(112,867)	—	—
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	(47,039,934)	46,472,523	(30,592,823)	35,726,074

Total Increase (Decrease) in Net Assets	(34,033,855)	70,145,735	(34,321,606)	43,110,684

Net Assets:
Beginning of Period	211,006,612	140,860,877	61,400,984	18,290,300
End of Period	$176,972,757	$211,006,612	$27,079,378	$61,400,984

Share Activity
Investor Class:
Shares Sold	11,300,077	35,371,821	3,195,508	7,856,690
Shares issued in reinvestments of Distributions	125,969	—	108,555	3,635
Shares Redeemed	(15,129,500)	(31,634,677)	(6,078,000)	(4,593,153)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(3,703,454)	3,737,144	(2,773,937)	3,267,172

Share Activity
Advisor Class:
Shares Sold	7,468	2,094	—	—
Shares issued in reinvestments of Distributions	73	—	—	—
Shares Redeemed	(5,754)	(11,280)	—	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	1,787	(9,186)	—	—

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Tactical Fixed Income Fund		Quantified Evolution Plus Fund (Consolidated)
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$641,153	$839,623	$539,146	$1,170,824
Net realized loss from investments, futures and swaps	(6,020,953)	(19,284,099)	(729,082)	(3,051,175)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	986,160	(47,311)	787,522	(853,536)
Net Decrease in Net Assets Resulting From Operations	(4,393,640)	(18,491,787)	597,586	(2,733,887)

Distributions to Shareholders from:
Investor Class	(46,531)	—	(2,819,019)	(37,720)
Total Distributions to Shareholders	(46,531)	—	(2,819,019)	(37,720)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	73,464,049	258,294,218	80,569,380	310,516,288
Net asset value of shares issued in reinvestment of distributions:
Investor Class	46,474	—	2,816,778	37,714
Payments for shares redeemed
Investor Class	(122,272,689)	(279,349,778)	(116,228,413)	(400,431,534)
Total Decrease in Net Assets From Shares of Beneficial Interest	(48,762,166)	(21,055,560)	(32,842,255)	(89,877,532)

Total Decrease in Net Assets	(53,202,337)	(39,547,347)	(35,063,688)	(92,649,139)

Net Assets:
Beginning of Period	113,315,469	152,862,816	49,293,857	141,942,996
End of Period	$60,113,132	$113,315,469	$14,230,169	$49,293,857

Share Activity
Investor Class:
Shares Sold	9,321,781	30,663,856	11,239,496	40,621,949
Shares issued in reinvestments of Distributions	6,205	—	483,982	5,202
Shares Redeemed	(15,622,545)	(33,078,446)	(15,897,751)	(51,821,391)
Net Decrease in Shares of Beneficial Interest Outstanding	(6,294,559)	(2,414,590)	(4,174,273)	(11,194,240)

See accompanying notes to consolidated financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Common Ground Fund		Quantified Tactical Sectors Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$256,183	$321,882	$382,472	$561,443
Net realized gain (loss) from investments, futures and swaps	1,247,051	(12,073,142)	3,675,099	(8,277,477)
Net change in unrealized appreciation (Depreciation) on investments, futures and swaps	4,717,933	7,111,681	(5,321,949)	13,572,317
Net Increase (Decrease) in Net Assets Resulting From Operations	6,221,167	(4,639,579)	(1,264,378)	5,856,283

Distributions to Shareholders from:
Investor Class	(306,845)	—	(4,254,456)	(310,692)
Total Distributions to Shareholders	(306,845)	—	(4,254,456)	(310,692)

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	325,806,192	708,861,991	56,716,580	200,338,347
Net asset value of shares issued in reinvestment of distributions:
Investor Class	306,260	—	4,250,691	310,392
Payments for shares redeemed
Investor Class	(289,104,667)	(646,750,226)	(51,650,202)	(211,473,006)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	37,007,785	62,111,765	9,317,069	(10,824,267)

Total Increase (Decrease) in Net Assets	42,922,107	57,472,186	3,798,235	(5,278,676)

Net Assets:
Beginning of Period	100,991,740	43,519,554	69,951,614	75,230,290
End of Period	$143,913,847	$100,991,740	$73,749,849	$69,951,614

Share Activity
Investor Class:
Shares Sold	24,704,922	54,995,527	8,709,323	34,023,504
Shares issued in reinvestments of Distributions	21,342	—	677,941	53,149
Shares Redeemed	(22,313,202)	(50,657,633)	(8,075,845)	(36,468,200)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,413,062	4,337,894	1,311,419	(2,391,547)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Quantified Rising Dividend Tactical Fund		Quantified Government Income Tactical Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2023	June 30, 2023	December 31, 2023	June 30, 2023
	(Unaudited)		(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$219,896	$157,714	$445,404	$603,641
Net realized gain (loss) from investments, futures and swaps	1,243,639	(4,826,110)	(2,651,081)	(7,253,359)
Net change in unrealized appreciation (depreciation) on investments, futures and swaps	1,916,051	2,503,392	(10,641)	(211,462)
Net Increase (Decrease) in Net Assets Resulting From Operations	3,379,586	(2,165,004)	(2,216,318)	(6,861,180)

Distributions to Shareholders from:
Investor Class	(284,803)	(668,445)	(813,095)	—
Total Distributions to Shareholders	(284,803)	(668,445)	(813,095)	—

Shares of Beneficial Interest:
Proceeds from shares sold:
Investor Class	38,371,463	76,377,941	37,590,120	224,902,030
Net asset value of shares issued in reinvestment of distributions:
Investor Class	284,025	667,048	812,129	—
Payments for shares redeemed
Investor Class	(36,054,612)	(71,182,686)	(64,009,072)	(241,033,264)
Total Increase (Decrease) in Net Assets From Shares of Beneficial Interest	2,600,876	5,862,303	(25,606,823)	(16,131,234)

Total Increase (Decrease) in Net Assets	5,695,659	3,028,854	(28,636,236)	(22,992,414)

Net Assets:
Beginning of Period	30,446,363	27,417,509	43,195,436	66,187,850
End of Period	$36,142,022	$30,446,363	$14,559,200	$43,195,436

Share Activity
Investor Class:
Shares Sold	4,960,978	9,805,190	4,707,432	25,806,082
Shares issued in reinvestments of Distributions	34,469	90,631	116,853	—
Shares Redeemed	(4,545,210)	(9,161,470)	(8,074,725)	(27,458,754)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	450,237	734,351	(3,250,440)	(1,652,672)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Quantified Global Fund
Period Ended
December 31, 2023*
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$3,831
Net realized loss from investments	(4,000)
Net change in unrealized appreciation on investments	123,424
Net Increase in Net Assets Resulting From Operations	123,255

Shares of Beneficial Interest:
Proceeds from shares sold
Investor Class	7,796,200
Payments for shares redeemed
Investor Class	(1,232,643)
Total Increase in Net Assets From Shares of Beneficial Interest	6,563,557

Total Increase in Net Assets	6,686,812

Net Assets:
Beginning of Period	—
End of Period	$6,686,812

Share Activity
Investor Class:
Shares Sold	776,563
Shares Redeemed	(123,561)
Net Increase in Shares of Beneficial Interest Outstanding	653,002

*	Fund commenced operations on November 29, 2023.

See accompanying notes to financial statements.

STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended December 31, 2023
Quantified
Alternative
Investment Fund

Cash Flows from Operating Activities
Net decrease in net assets resulting from operations	$(480,276)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(35,820,931)
Proceeds from sales of investments	37,157,665
Net sales (purchases) of short term investments	(515,201)
Net realized loss on investments	496,434
Net change in unrealized appreciation (depreciation) on investments	99,246
(Increase)/Decrease in assets:
Dividends and interest	2,673
Prepaid expenses and other assets	7,872
Increase/(Decrease) in liabilities:
Payable for securities purchased	231,639
Investment advisory fees	(717)
Payable to related parties	(13,963)
Distribution (12b-1) fees payable	(237)
Shareholder service fee - Investor class	(143)
Net cash provided by operating activities	1,164,061

Cash Flows from Financing Activities
Proceeds from shares issued	21,395,829
Payments for shares redeemed	(22,629,737)
Proceeds from line of credit	21,463,000
Repayment of borrowings	(21,463,000)
Distributions paid (net of reinvestments)	(1)
Net cash used in financing activities	(1,233,909)

Net decrease in cash	(69,848)
Cash and Restricted Cash at beginning of period	76,945
Cash and Restricted Cash at end of period	$7,097

Cash	45
Restricted Cash
Deposits with brokers for futures	7,052
Total Cash and Restricted Cash	$7,097

Supplemental Disclosure of Cash Flow Information
Non-cash financing activities not included herein consists of reinvestment of dividends	$149,385
Cash paid for interest on line of credit	$4,000

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2023		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year or period	$8.30		$8.65	$8.79	$9.04	$9.75	$9.31
Activity from investment operations:
Net investment income (loss) (1)	0.16		0.23	0.08	0.06	0.15	0.35
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	0.03		(0.54)	(0.16)	(0.23)	(0.64)	0.28
Total from investment operations	0.19		(0.31)	(0.08)	(0.17)	(0.49)	0.63
Distributions to Shareholders:
Net investment income	(0.37)		(0.04)	(0.06)	(0.08)	(0.16)	(0.19)
Net realized gains	—		—	—	—	(0.06)	—
Total distributions	(0.37)		(0.04)	(0.06)	(0.08)	(0.22)	(0.19)
Net asset value, end of year or period	$8.12		$8.30	$8.65	$8.79	$9.04	$9.75

Total return (2)	2.25	% (5)	(3.53)%	(0.90)%	(1.92)%	(5.19)%	6.89%
Net assets, end of year or period (in 000s)	$135,577		$133,422	$208,199	$124,443	$72,543	$59,435

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.35	% (6)	1.33%	1.31%	1.41%	1.43%	1.42%
Ratio of net investment income (loss) to average net assets (3,4)	3.81	% (6)	2.68%	0.88%	0.70%	1.59%	3.72%
Portfolio turnover rate	292	% (5)	802%	820%	619%	794%	640%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Managed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Advisor Class
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2023		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year or period	$8.35		$8.70	$8.83	$9.07	$9.70	$9.28
Activity from investment operations:
Net investment income (loss) (1)	0.13		0.19	0.04	(0.02)	0.09	0.30
Net realized and unrealized gain (loss) on investments, futures and distributions from underlying investment companies	0.02		(0.54)	(0.17)	(0.22)	(0.64)	0.26
Total from investment operations	0.15		(0.35)	(0.13)	(0.24)	(0.55)	0.56
Distributions to Shareholders:
Net investment income	(0.21)		—	—	—	(0.02)	(0.14)
Net realized gains	—		—	—	—	(0.06)	—
Total distributions	(0.21)		—	—	—	(0.08)	(0.14)
Net asset value, end of year or period	$8.29		$8.35	$8.70	$8.83	$9.07	$9.70

Total return (2)	1.85	% (5)	(4.02)%	(1.47)%	(2.65)%	(5.76)%	6.16%
Net assets, end of year or period (in 000s)	$10		$23	$17	$27	$523	$570

Ratios/Supplemental Data:
Ratio of expenses to average net assets (3)	1.95	% (6)	1.93%	1.91%	2.02%	2.03%	2.02%
Ratio of net investment income (loss) to average net assets (3,4)	3.10	% (6)	2.21%	0.44%	(0.25)%	0.96%	3.24%
Portfolio turnover rate	292	% (5)	802%	820%	619%	794%	640%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total return shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2023		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year or period	$10.11		$9.12	$16.20	$11.02	$9.38	$11.57
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.08	(0.01)	(0.01)	0.00 (2)	0.08
Net realized and unrealized gain (loss) on investments, futures, swaps and underlying investment companies	0.23		0.91	(3.88)	6.46	1.64	(0.96)
Total from investment operations	0.32		0.99	(3.89)	6.45	1.64	(0.88)
Distributions to Shareholders:
Net investment income	(0.20)		—	(0.19)	(0.03)	—	(0.12)
Net realized gains	—		—	(3.00)	(1.24)	—	(1.19)
Total distributions	(0.20)		—	(3.19)	(1.27)	—	(1.31)
Net asset value, end of year or period	$10.23		$10.11	$9.12	$16.20	$11.02	$9.38

Total return (3)	3.19	% (6)	10.86%	(28.64)%	60.94%	17.48%	(6.18)%
Net assets, end of year or period (in 000s)	$233,740		$179,967	$234,197	$360,780	$139,415	$157,573

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.34	% (7)	1.32%	1.30%	1.40%	1.42%	1.42%
Ratio of net investment income (loss) to average net assets (4,5)	1.87	% (7)	0.83%	(0.08)%	(0.07)%	(0.05)%	0.81%
Portfolio turnover rate	670	% (6)	1592%	1058%	568%	727%	797%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Market Leaders Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Advisor Class
	Six Months Ended
	December 31,		Year Ended June 30,
	2023		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year or period	$9.90		$8.98	$15.92	$10.87	$9.30	$11.41
Activity from investment operations:
Net investment income (loss) (1)	0.05		0.02	(0.08)	(0.19)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments, futures, swaps and underlying investment companies	0.24		0.90	(3.83)	6.48	1.63	(0.91)
Total from investment operations	0.29		0.92	(3.91)	6.29	1.57	(0.92)
Distributions to Shareholders:
Net investment income	(0.15)		—	(0.03)	—	—	—
Net realized gains	—		—	(3.00)	(1.24)	—	(1.19)
Total distributions	(0.15)		—	(3.03)	(1.24)	—	(1.19)
Net asset value, end of year or period	$10.04		$9.90	$8.98	$15.92	$10.87	$9.30

Total return (3)	2.89	% (6)	10.25%	(29.09)%	60.23%	16.88%	(6.77)%
Net assets, end of year or period (in 000s)	$183		$165	$151	$189	$649	$455

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.94	% (7)	1.93%	1.90%	2.00%	2.03%	2.02%
Ratio of net investment income (loss) to average net assets (4,5)	1.11	% (7)	0.23%	(0.67)%	(1.48)%	(0.65)%	(0.12)%
Portfolio turnover rate	670	% (6)	1592%	1058%	568%	727%	797%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2023		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year or period	$9.17		$9.49	$10.92	$8.62	$9.48	$9.46
Activity from investment operations:
Net investment income (loss) (1)	0.10		0.22	0.18	(0.04)	0.07	0.07
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.09)		(0.39)	(0.34)	2.34	(0.79)	(0.04)
Total from investment operations	0.01		(0.17)	(0.16)	2.30	(0.72)	0.03
Distributions to Shareholders:
Net investment income	(0.32)		(0.15)	(0.16)	—	(0.14)	(0.01)
Net realized gains	—		—	(1.11)	—	—	—
Total distributions	(0.32)		(0.15)	(1.27)	—	(0.14)	(0.01)
Net asset value, end of year or period	$8.86		$9.17	$9.49	$10.92	$8.62	$9.48

Total return (2)	0.06%		(1.71)%	(1.99)%	26.68%	(7.76)%	0.28%
Net assets, end of year or period (in 000s)	$4,839	(5)	$6,546	$10,458	$8,627	$7,533	$8,682

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	1.57	% (6)	1.57%	1.33%	1.56%	1.46%	1.42%
Ratio of net expenses to average net assets (3)	1.48	% (6)	1.49%	1.33%	1.56%	1.46%	1.42%
Ratio of net investment income (loss) to average net assets (3,4)	2.26	% (6)	2.39%	1.77%	(0.43)%	0.74%	0.71%
Portfolio turnover rate	440	% (5)	971%	1321%	1031%	570%	595%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Alternative Investment Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Advisor Class
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2023		2023	2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year or period	$9.03		$9.32	$10.72	$8.51	$9.35	$9.39
Activity from investment operations:
Net investment income (loss) (1)	0.15		0.15	0.16	(0.05)	(0.05)	0.01
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.17)		(0.36)	(0.37)	2.26	(0.71)	(0.05)
Total from investment operations	(0.02)		(0.21)	(0.21)	2.21	(0.76)	(0.04)
Distributions to Shareholders:
Net investment income	(0.23)		(0.08)	(0.08)	—	(0.08)	—
Net realized gains	—		—	(1.11)	—	—	—
Total distributions	(0.23)		(0.08)	(1.19)	—	(0.08)	—
Net asset value, end of year or period	$8.78		$9.03	$9.32	$10.72	$8.51	$9.35

Total return (2)	(0.17	)% (5)	(2.24)%	(2.45)%	25.97%	(8.26)%	(0.43)%
Net assets, end of year or period (in 000s)	$70		$71	$70	$82	$62	$15

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (3)	2.25	% (6)	2.19%	1.94%	2.24%	2.14%	2.02%
Ratio of net expenses to average net assets (3)	2.16	% (6)	2.11%	1.94%	2.24%	2.14%	2.02%
Ratio of net investment income (loss) to average net assets (3,4)	3.39	% (6)	1.68%	1.58%	(0.49)%	(0.57)%	0.09%
Portfolio turnover rate	440	% (5)	971%	1321%	1031%	570%	595%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Total returns shown assumes the reinvestment of all distributions.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2023		2023	2022		2021	2020	2019
	(Unaudited)
Net asset value, beginning of year or period	$13.23		$11.52	$17.12		$13.64	$9.51	$10.05
Activity from investment operations:
Net investment income (loss) (1)	0.13		0.08	(0.19)		(0.19)	0.01	0.04
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	1.24		1.63	(1.74)		6.95	4.18	(0.34)
Total from investment operations	1.37		1.71	(1.93)		6.76	4.19	(0.30)
Distributions to Shareholders:
Net investment income	(0.15)		—	—		0.00 (2)	(0.06)	(0.02)
Net realized gains	—		—	(3.67)		(3.28)	—	(0.22)
Total distributions	(0.15)		—	(3.67)		(3.28)	(0.06)	(0.24)

Net asset value, end of year or period	$14.45		$13.23	$11.52		$17.12	$13.64	$9.51

Total return (3)	10.34	% (7)	14.84%	(18.23	)% (6)	51.86%	44.17%	(3.12)%
Net assets, end of year or period (in 000s)	$176,697		$210,778	$140,559		$177,970	$70,861	$70,238

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	1.62	% (8)	1.58%	1.55%		1.66%	1.68%	1.67%
Ratio of net investment income (loss) to average net assets (4,5)	2.02	% (8)	0.74%	(1.18)%		(1.16)%	0.05%	0.42%
Portfolio turnover rate	15	% (7)	102%	168%		238%	91%	41%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified STF Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Advisor Class
	Six Months
	Ended
	December 31,		Year Ended June 30,
	2023		2023		2022	2021	2020	2019
	(Unaudited)
Net asset value, beginning of year or period	$12.53		$10.98		$16.55	$13.34	$9.31	$9.88
Activity from investment operations:
Net investment income (loss) (1)	0.09		0.01		(0.28)	(0.28)	(0.07)	(0.02)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	1.16		1.54		(1.62)	6.77	4.10	(0.33)
Total from investment operations	1.25		1.55		(1.90)	6.49	4.03	(0.35)
Distributions to Shareholders:
Net investment income	(0.06)		—		—	—	—	—
Net realized gains	—		—		(3.67)	(3.28)	—	(0.22)
Total distributions	(0.06)		—		(3.67)	(3.28)	—	(0.22)

Net asset value, end of year or period	$13.72		$12.53		$10.98	$16.55	$13.34	$9.31

Total return (3)	9.98	% (7)	14.12	% (6)	(18.72)%	50.87%	43.29%	(3.65)%
Net assets, end of year or period (in 000s)	$275		$229		$302	$566	$456	$121

Ratios/Supplemental Data:
Ratio of expenses to average net assets (4)	2.22	% (8)	2.18%		2.15%	2.27%	2.28%	2.27%
Ratio of net investment income (loss) to average net assets (4,5)	1.43	% (8)	0.10%		(1.79)%	(1.74)%	(0.65)%	(0.20)%
Portfolio turnover rate	15	% (7)	102%		168%	238%	91%	41%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Pattern Recognition Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended					Period Ended
	December 31,		Year Ended June 30,			June 30,
	2023		2023	2022	2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$11.24		$8.32	$13.42	$10.49	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.18		0.21	(0.13)	(0.13)	(0.00	) (6)
Net realized and unrealized gain (loss) on investments and futures	(0.96)		2.72	(1.94)	3.08	0.90
Total from investment operations	(0.78)		2.93	(2.07)	2.95	0.90
Distributions to Shareholders:
Net investment income	(0.40)		(0.01)	—	—	(0.02)
Net realized gains	—		—	(3.03)	(0.02)	(0.39)
Total distributions	(0.40)		(0.01)	(3.03)	(0.02)	(0.41)

Net asset value, end of year or period	$10.06		$11.24	$8.32	$13.42	$10.49

Total return (3)	(6.92	)% (7)	35.28%	(21.49)%	28.21%	8.90	% (7)
Net assets, end of year or period (in 000s)	$27,079		$61,401	$18,290	$70,953	$20,138

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (4)	1.63	% (8)	1.62%	1.55%	1.67%	1.69	% (8)
Ratio of net expenses to average net assets (4)	1.60	% (8)	1.59%	1.55%	1.67%	1.69	% (8)
Ratio of net investment income (loss) to average net assets (4,5)	3.33	% (8)	2.17%	(1.17)%	(1.12)%	(0.01	)% (8)
Portfolio turnover rate	56	% (7)	314%	495%	226%	244	% (7)

(1)	The Fund commenced operations on August 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Represents less than $0.01 per share.

(7)	Not Annualized.

(8)	Annualized.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Fixed Income Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended						Period Ended
	December 31,		Year Ended June 30,				June 30,
	2023		2023	2022	2021		2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$7.91		$9.13	$9.99	$10.95		$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.06		0.06	(0.12)	(0.14)		(0.02)
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.48)		(1.28)	(0.74)	(0.59)		1.18
Total from investment operations	(0.42)		(1.22)	(0.86)	(0.73)		1.16
Distributions to Shareholders:
Net investment income	(0.01)		—	—	—		(0.03)
Net realized gains	—		—	—	(0.23)		(0.18)
Return of capital	—		—	—	(0.00	) (8)	—
Total distributions	(0.01)		—	—	(0.23)		(0.21)

Net asset value, end of year or period	$7.48		$7.91	$9.13	$9.99		$10.95

Total return (3)	(5.36	)% (4)	(13.36)%	(8.61)%	(6.83)%		11.84	% (4)
Net assets, end of year or period (in 000s)	$60,113		$113,315	$152,863	$172,596		$86,168

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.60	% (5)	1.58%	1.56%	1.66%		1.67	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	1.50	% (5)	0.72%	(1.20)%	(1.31)%		(0.23	)% (5)
Portfolio turnover rate	5	% (4)	85%	121%	121%		177	% (4)

(1)	The Fund commenced operations on September 13, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS
Quantified Evolution Plus Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months
	Ended					Period Ended
	December 31,		Year Ended June 30,			June 30,
	2023		2023	2022	2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$7.45		$7.97	$9.87	$8.90	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.11		0.12	(0.12)	(0.13)	(0.04)
Net realized and unrealized gain (loss) on investments, futures and swaps	(0.30)		(0.63)	(0.50)	1.32	(1.05)
Total from investment operations	(0.19)		(0.51)	(0.62)	1.19	(1.09)
Distributions to Shareholders:
Net investment income	(1.43)		(0.01)	—	(0.22)	(0.01)
Net realized gains	—		—	(1.28)	—	(0.00	) (8)
Total distributions	(1.43)		(0.01)	(1.28)	(0.22)	(0.01)

Net asset value, end of year or period	$5.83		$7.45	$7.97	$9.87	$8.90

Total return (3)	(2.51	)% (4)	(6.46)%	(8.32)%	13.50%	(10.87	)% (4)
Net assets, end of year or period (in 000s)	$14,230		$49,294	$141,943	$58,744	$25,442

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.63	% (5)	1.59%	1.56%	1.66%	1.68	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	2.96	% (5)	1.56%	(1.26)%	(1.37)%	(0.53	)% (5)
Portfolio turnover rate	144	% (4)	635%	514%	594%	437	% (4)

(1)	The Fund commenced operations on September 30, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents less than $0.01 per share.

See accompanying notes to consolidated financial statements.

FINANCIAL HIGHLIGHTS
Quantified Common Ground Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended						Period Ended
	December 31,		Year Ended June 30,				June 30,
	2023		2023	2022		2021	2020 (1)
	(Unaudited)
Net asset value, beginning of year or period	$13.10		$12.92	$12.81		$9.37	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03		0.05	0.04		(0.10)	(0.01)
Net realized and unrealized gain (loss) on investments	1.12		0.13 (9)	0.84		3.73	(0.62)
Total from investment operations	1.15		0.18	0.88		3.63	(0.63)
Distributions to Shareholders:
Net investment income	(0.03)		—	—		—	—
Net realized gains	—		—	(0.77)		(0.19)	—
Total distributions	(0.03)		—	(0.77)		(0.19)	—

Net asset value, end of year or period	$14.22		$13.10	$12.92		$12.81	$9.37

Total return (3)	8.78	% (4)	1.39%	6.35	% (6)	38.99%	(6.30	)% (4)
Net assets, end of year or period (in 000s)	$143,914		$100,992	$43,520		$51,981	$19,972

Ratios/Supplemental Data:
Ratio of expenses to average net assets (7)	1.74	% (5)	1.77%	1.68%		1.78%	1.74	% (5)
Ratio of net investment income (loss) to average net assets (7,8)	0.41	% (5)	0.39%	0.31%		(0.86)%	(0.12	)% (5)
Portfolio turnover rate	426	% (4)	1063%	1382%		1001%	484	% (4)

(1)	The Fund commenced operations on December 27, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Net realized and unrealized gain on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the Statements of Operations due to the share transactions for the period.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Tactical Sectors Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months
	Ended				Period Ended
	December 31,		Year Ended June 30,		June 30,
	2023		2023	2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$6.69		$5.85	$10.56	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03		0.03	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.07)		0.82	(4.41)	0.58
Total from investment operations	(0.04)		0.85	(4.46)	0.56
Distributions to Shareholders:
Net investment income	(0.39)		(0.01)	—	—
Net realized gains	—		—	(0.25)	—
Total distributions	(0.39)		(0.01)	(0.25)	—

Net asset value, end of year or period	$6.26		$6.69	$5.85	$10.56

Total return (3)	(0.54	)% (4)	14.58%	(42.89)%	5.60	% (4)
Net assets, end of year or period (in 000s)	$73,750		$69,952	$75,230	$54,251

Ratios/Supplemental Data:
Ratio of expenses to average net assets (6)	1.60	% (5)	1.58%	1.56%	1.62	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	1.10	% (5)	0.54%	(0.70)%	(0.66	)% (5)
Portfolio turnover rate	624	% (4)	1223%	1392%	205	% (4)

(1)	The Fund commenced operations on March 4, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Rising Dividend Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended
	December 31,		Year Ended June 30,		Period Ended June 30,
	2023		2023	2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$7.75		$8.58	$10.24	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.04	0.01	0.00	(6)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	0.50		(0.67)	(1.62)	0.24
Total from investment operations	0.55		(0.63)	(1.61)	0.24
Distributions to Shareholders:
Net investment income	(0.05)		—	(0.05)	—
Net realized gains	—		(0.20)	—	—
Total distributions	(0.05)		(0.20)	(0.05)	—

Net asset value, end of year or period	$8.25		$7.75	$8.58	$10.24

Total return (3)	7.13	% (4)	(7.28)%	(15.80)%	2.40	% (4)
Net assets, end of year or period (in 000s)	$36,142		$30,446	$27,418	$21,578

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (7)	1.65	% (5)	1.65%	1.59%	1.58	% (5)
Ratio of net expenses to average net assets (7)	1.62	% (5)	1.62%	1.59%	1.58	% (5)
Ratio of net investment income to average net assets (7,8)	1.27	% (5)	0.51%	0.11%	0.11	% (5)
Portfolio turnover rate	176	% (4)	469%	288%	0	% (4)

(1)	The Fund commenced operations on April 14, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	Represents less than $0.01 per share.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Government Income Tactical Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the year or period.

	Investor Class
	Six Months Ended
	December 31,		Year Ended June 30,		Period Ended June 30,
	2023		2023	2022	2021 (1)
	(Unaudited)
Net asset value, beginning of year or period	$8.08		$9.46	$10.09	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.13		0.13	(0.12)	(0.03)
Net realized and unrealized gain (loss) on investments, futures and underlying investment companies	(0.86)		(1.51)	(0.37)	0.12
Total from investment operations	(0.73)		(1.38)	(0.49)	0.09
Distributions to Shareholders:
Net investment income	(0.40)		—	—	—
Net realized gains	—		—	(0.14)	—
Total distributions	(0.40)		—	(0.14)	—

Net asset value, end of year or period	$6.95		$8.08	$9.46	$10.09

Total return (3)	(9.02	)% (4)	(14.59)%	(5.05)%	0.90	% (4)
Net assets, end of year or period (in 000s)	$14,559		$43,195	$66,188	$6,947

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.64	% (5)	1.61%	1.56%	1.63	% (5)
Ratio of net expenses to average net assets (6)	1.61	% (5)	1.59%	1.56%	1.63	% (5)
Ratio of net investment income (loss) to average net assets (6,7)	3.31	% (5)	1.49%	(1.15)%	(1.28	)% (5)
Portfolio turnover rate	39	% (4)	593%	766%	98	% (4)

(1)	The Fund commenced operations on April 15, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Quantified Global Fund

The table sets forth financial data for one share of beneficial interest outstanding throughout the period.

	Investor Class
	Period Ended
	December 31,
	2023 (1)
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income(2)	0.01
Net realized and unrealized gain on investments	0.23
Total from investment operations	0.24

Net asset value, end of period	$10.24

Total return (3)	2.40	% (4)
Net assets, end of period (in 000s)	$6,687

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6)	1.94	% (5)
Ratio of net expenses to average net assets (6)	1.77	% (5)
Ratio of net investment income to average net assets (6,7)	0.86	% (5)
Portfolio turnover rate	21	% (4)

(1)	The Fund commenced operations on November 29, 2023.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assumes the reinvestment of all distributions.

(4)	Not Annualized.

(5)	Annualized.

(6)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2023

1.	ORGANIZATION

Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund (each a “Fund” and collectively the “Funds”) are each a diversified series (except Quantified Common Ground Fund, Quantified Tactical Sectors Fund and Quantified Global Fund, which are non-diversified series), of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund and Quantified STF Fund currently offer two classes of shares, Investor and Advisor classes of shares each of which are offered at Net Asset Value per share (“NAV”). Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund currently offer Investor Class shares, which are offered at NAV. The Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified Tactical Sectors Fund, and Quantified Rising Dividend Tactical Fund are “fund of funds”, in that these Funds will generally invest in other investment companies.

The Funds’ commencement dates and their investment objectives are as follows:

Fund	Investor Class	Advisor Class	Investment Objective
Quantified Managed Income Fund	August 9, 2013	March 18, 2016	seeks high total return from fixed income investments on an annual basis consistent with a moderate tolerance for risk
Quantified Market Leaders Fund	August 9, 2013	March 18, 2016	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Alternative Investment Fund	August 9, 2013	March 18, 2016	seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk
Quantified STF Fund	November 13, 2015	November 13, 2015	seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Pattern Recognition Fund	August 30, 2019	N/A	seeks capital appreciation
Quantified Tactical Fixed Income Fund	September 13, 2019	N/A	seeks total return
Quantified Evolution Plus Fund	September 30, 2019	N/A	seeks capital appreciation
Quantified Common Ground Fund	December 27, 2019	N/A	seeks total return
Quantified Tactical Sectors Fund	March 4, 2021	N/A	seeks high appreciation on an annual basis consistent with a high tolerance for risk
Quantified Rising Dividend Tactical Fund	April 14, 2021	N/A	seeks total return consistent with a moderate tolerance for risk
Quantified Government Income Tactical Fund	April 15, 2021	N/A	seeks high total return consistent with a moderate tolerance for risk
Quantified Global Fund	November 29, 2023	N/A	seeks total return

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update (“ASU”) 2013-08. Each Fund’s income, expenses (other than class-specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Trust’s Board of Trustees. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Funds’ holding. Total return swaps on exchange-listed securities shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Exchange listed swaps shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source) and (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – Each Fund invests in portfolios of exchange traded funds and open-end funds or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many Underlying Funds frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any Underlying Funds purchased by the Funds will not change.

Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on or exchange and are valued at the investment company’s NAV per unit without further adjustment, as a practical expedient of fair value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for each Fund’s assets and liabilities measured at fair value:

Quantified Managed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$13,289,217	$—	$—	$13,289,217
Exchange-Traded Funds	112,944,763	—	—	112,944,763
Short-Term Investments	6,385,791	—	—	6,385,791
Collateral For Securities Loaned	—	—	—	42,926,967	**
Total Investments	$132,619,771	$—	$—	$175,546,738
Derivatives
Futures Contracts	$1,124,305	$—	$—	$1,124,305
Total Assets	$133,744,076	$—	$—	$176,671,043
Liabilities
Derivatives
Futures Contracts	$(43,300)	$—	$—	$(43,300)
Total Liabilities	$(43,300)	$—	$—	$(43,300)

Quantified Market Leaders Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$186,273,775	$—	$—	$186,273,775
Short-Term Investments	32,022,921	—	—	32,022,921
Collateral For Securities Loaned	—	—	—	34,508,700	**
Total Investments	$218,296,696	$—	$—	$252,805,396
Derivatives
Total Return Swaps	$—	$15,617,320	$—	$15,617,320
Total Assets	$218,296,696	$15,617,320	$—	$268,422,716

Quantified Alternative Investment Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$2,694,805	$—	$—	$2,694,805
Open-End Mutual Funds	1,414,791	—	—	1,414,791
Short-Term Investments	987,349	—	—	987,349
Collateral For Securities Loaned	—	—	—	176,225	**
Total Investments	$5,096,945	$—	$—	$5,273,170
Derivatives
Futures Contracts	$37,127	$—	$—	$37,127
Total Assets	$5,134,072	$—	$—	$5,310,297

Quantified STF Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$143,332	$—	$—	$143,332
Corporate Bonds *	—	23,076,662	—	23,076,662
U.S. Governmet & Agencies	—	3,989,969	—	3,989,969
Certificate of Deposit *	—	14,753,264	—	14,753,264
Short-Term Investments	89,516,991	—	—	89,516,991
Total Investments	$89,660,323	$41,819,895	$—	$131,480,218
Derivatives
Futures Contracts	$11,122,202	$—	$—	$11,122,202
Total Assets	$100,782,525	$41,819,895	$—	$142,602,420

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Quantified Pattern Recognition Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$71,297	$—	$—	$71,297
Corporate Bond *	—	1,001,078	—	1,001,078
U.S. Government & Agencies	—	1,996,133	—	1,996,133
Certificate of Deposit *	—	4,999,853	—	4,999,853
Short-Term Investments	15,243,583	—	—	15,243,583
Total Investments	$15,314,880	$7,997,064	$—	$23,311,944
Derivatives
Futures Contracts	$23,988	$—	$—	$23,988
Total Assets	$15,338,868	$7,997,064	$—	$23,335,932

Quantified Tactical Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	$128,544	$—	$—	$128,544
Corporate Bonds*	—	22,827,326	—	22,827,326
U.S. Government & Agencies	—	3,989,969	—	3,989,969
Certificate of Deposit *	—	13,758,772	—	13,758,772
Short-Term Investments	4,824,784	—	—	4,824,784
Collateral For Securities Loaned	—	—	—	1,399,440 **
Total Investments	$4,953,328	$40,576,067	$—	$46,928,835
Derivatives
Total Return Swaps	$—	$294,898	$—	$294,898
Total Assets	$4,953,328	$40,870,965	$—	$47,223,733
Liabilities
Derivatives
Futures Contracts	$(76,568)	$—	$—	$(76,568)
Total Return Swaps	—	(25,283)	—	(25,283)
Total Liabilities	$(76,568)	$(25,283)	$—	$(101,851)

Quantified Evolution Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$467,174	$—	$—	$467,174
Corporate Bond *	—	1,001,078	—	1,001,078
U.S.Government & Agencies	—	1,996,133	—	1,996,133
Certificate of Deposit *	—	3,998,261	—	3,998,261
Short-Term Investments	3,278,842	—	—	3,278,842
Collateral For Securities Loaned	—	—	—	20,568 **
Total Investments	$3,746,016	$6,995,472	$—	$10,762,056
Derivatives
Futures Contracts	$224,515	$—	$—	$224,515
Total Return Swaps	—	253,572	—	253,572
Total Assets	$3,970,531	$7,249,044	$—	$11,240,143
Liabilities
Derivatives
Total Return Swaps	$—	$(446)	$—	$(446)
Total Liabilities	$—	$(446)	$—	$(446)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Quantified Common Ground Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Common Stocks *	$136,074,594	$—	$—	$136,074,594
Short-Term Investments	9,076,500	—	—	9,076,500
Collateral For Securities Loaned	—	—	—	20,951,158	**
Total Investments	$145,151,094	$—	$—	$166,102,252

Quantified Tactical Sectors Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$58,388,342	$—	$—	$58,388,342
Short-Term Investments	11,749,453	—	—	11,749,453
Collateral For Securities Loaned	—	—	—	1,241,875	**
Total Investments	$70,137,795	$—	$—	$71,379,670
Derivatives
Total Return Swaps	$—	$3,514,378	$—	$3,514,378
Total Assets	$70,137,795	$3,514,378	$—	$74,894,048

Quantified Rising Dividend Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	$31,357,274	$—	$—	$31,357,274
Total Investments	$31,357,274	$—	$—	$31,357,274
Derivatives
Total Return Swaps	$—	$1,790,893	$—	$1,790,893
Total Assets	$31,357,274	$1,790,893	$—	$33,148,167

Quantified Government Income Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund	9,888	$—	$—	$9,888
Corporate Bond *	—	1,001,078	—	1,001,078
U.S. Government & Agencies	—	1,996,133	—	1,996,133
Certificates of Deposit *	—	3,998,261	—	3,998,261
Short-Term Investments	7,050,825	—	—	7,050,825
Total Investments	$7,060,713	$6,995,472	$—	$14,056,185
Liabilities
Derivatives
Futures Contracts	$(23,986)	$—	$—	$(23,986)
Total Liabilities	$(23,986)	$—	$—	$(23,986)

Quantified Global Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds	1,481,570	$—	$—	$1,481,570
Depository Receipts *	4,480,874	—	—	4,480,874
Short-Term Investments	696,988	—	—	696,988
Total Investments	$6,659,432	$—	$—	$6,659,432

*	Refer to each of the Schedule of Investments for industry classifications.

**	Investment valued using the NAV per share practical expedient. In accordance with Topic 820, the investment is excluded from the fair value.

The Funds did not hold any Level 3 securities during the period ended December 31, 2023.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Consolidation of Subsidiaries – The consolidated financial statements of the Quantified Evolution Plus Fund include the accounts of QEPF Fund Limited (“QEPF Ltd.”), a wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in QEPF Ltd., which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on December 30, 2019 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in QEPF Ltd. is as follows:

	Inception Date	QEPF Ltd. Net Assets at	% Of Net Assets at
	of QEPF Ltd.	December 31, 2023	December 31, 2023
QEPF Ltd.	12/30/19	$454,830	3.2%

Exchange Traded Funds (“ETFs”), Mutual Funds and Exchange Traded Notes (“ETNs”) Risk – ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Each Fund invests in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Cash Accounts – At times, the Funds may invest cash in a short-term deposit sweep vehicle program. Such deposits are in amounts at any such depositary institution not in excess of the Federal Deposit Insurance Corporation (“FDIC”) or National Credit Union Share Insurance Fund standard maximum deposit insurance amount such that funds are insured across the various banks or credit unions at which such funds are deposited. StoneCastle Cash Management, LLC (“StoneCastle”) provides ministerial deposit placement assistance to the Funds with respect to the short-term deposit sweep vehicle program. These deposits are not custodied by StoneCastle. These amounts are included as Cash on the Statements of Assets and Liabilities to the extent they are held by the Funds as of December 31, 2023.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. These amounts are included with Net realized and unrealized gain/(loss) on Investments in the Statements of Operations. Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Swap Contracts – Each Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a security or “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. Each Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

Each Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by a Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Each Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Each Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount.

Each Fund may enter into Total Return Swaps (“TRS”). Total Return Swaps are typically two-party (bilateral) financial contracts which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity, equity index, loans, or bonds. This is owned by the party receiving the set rate payment. The TRS allows one party to derive the economic benefit of owning an asset without putting that asset on its balance sheet, and allows the other party, which does retain that asset on its balance sheet, to buy protection against loss in its value.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Each Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments of the Fund and Statements of Assets and Liabilities, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. Each Fund does not net collateral. In addition, the parties have mutually agreed to settle significant unrealized appreciation / depreciation on the swap contracts as they occur, resulting in an advance or prepayment on such swaps. Such amounts, if any, would be offset against the applicable contract upon final settlement. In the event of a default by the counterparty, a Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Amounts expected to be owed to a Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

Each Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. Each Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and their counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements. For the year ended June 30, 2023, Quantified Market Leaders Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Tactical Sectors Fund and Quantified Rising Dividend Tactical Fund entered into total return swaps and are subject to applicable master netting arrangements.

Futures Contracts – Each Fund may be subject to the change in value of equity and interest rate risk in the normal course of pursuing its investment objective. Each Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (each Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and each Fund’s basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, each Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the normal course of business, each Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (June 30, 2021 – June 30, 2023) or expected to be taken in the Funds’ June 30, 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, and foreign jurisdictions where each Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, QEPF Ltd. is an exempted Cayman Islands investment company. QEPF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, QEPF is a controlled foreign corporation (“CFC”) and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in Quantified Evolution Plus Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sale of securities, other than short-term investments, swaps and futures contracts, for the six month/period ended December 31, 2023 for the Funds were as follows:

Fund	Purchases	Sales
Quantified Managed Income Fund	$355,038,428	$300,060,693
Quantified Market Leaders Fund	863,721,944	813,353,495
Quantified Alternative Investment Fund	35,820,931	37,157,665
Quantified STF Fund	6,440,659	7,056,504
Quantified Pattern Recognition Fund	4,510,040	4,486,975
Quantified Tactical Fixed Income Fund	2,269,543	2,180,037
Quantified Evolution Plus Fund	10,490,022	15,226,320
Quantified Common Ground Fund	543,775,685	506,488,636
Quantified Tactical Sectors Fund	282,827,454	279,209,805
Quantified Rising Dividend Tactical Fund	45,243,960	42,194,256
Quantified Government Income Tactical Fund	2,743,953	2,858,133
Quantified Global Fund	7,091,366	1,248,705

4.	IMPACT OF DERIVATIVES ON THE STATEMENTS OF ASSETS AND LIABILITIES AND STATEMENTS OF OPERATIONS

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2023:

Derivative Investment Type	Location on the Statements of Assets and Liabilities
Futures	Unrealized appreciation (depreciation) on futures
Swaps	Unrealized appreciation (depreciation) on swaps

	Asset derivatives
Quantified Managed Income Fund	Futures - Interest Rate Contracts	$1,124,305
Quantified Market Leaders Fund	Swaps - Equity Contracts	15,617,320
Quantified Alternative Investment Fund	Futures - Equity Contracts	11,502
	Futures - Interest Rate Contracts	25,625
Quantified STF Fund	Futures - Equity Contracts	11,122,202
Quantified Pattern Recognition Fund	Futures - Equity Contracts	23,988
Quantified Tactical Fixed Income Fund	Swaps - Interest Rate Contracts	294,898
Quantified Evolution Plus Fund	Futures - Equity Contracts	158,143
	Futures - Interest Rate Contracts	66,372
	Swaps - Equity Contracts	253,572
Quantified Tactical Sectors Fund	Swaps - Equity Contracts	3,514,378
Quantified Rising Dividend Tactical Fund	Swaps - Equity Contracts	1,790,893

	Liability derivatives
Quantified Managed Income Fund	Futures - Equity Contracts	$(43,300)
Quantified Tactical Fixed Income Fund	Futures - Interest Rate Contracts	(76,568)
	Swaps - Interest Rate Contracts	(25,283)
Quantified Evolution Plus Fund	Swaps - Equity Contracts	(446)
Quantified Government Income Tactical Fund	Futures - Interest Rate Contracts	(23,986)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Transactions in derivative instruments during the six months or period ended December 31, 2023, were as follows:
	Statements of Operations location	Equity/Interest Rate/Credit/Commodity Contracts
Quantified Managed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(4,905,640)
Equity Risk	Futures	(708,656)
		(5,614,296)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$1,098,477
Equity Risk	Futures	122,175
		1,220,652
Quantified Market Leaders Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(3,319,771)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$10,776,323

Quantified Alternative Investment Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$(40,365)
Interest Rate Risk	Futures	(147,188)
		(187,553)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$(2,582)
Interest Rate Risk	Futures	24,844
		22,262
Quantified STF Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$10,163,889
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$2,182,814

Quantified Pattern Recognition Fund	Net Realized gain (loss) from: (1)
Equity Risk	Futures	$(3,838,604)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	$529,015

Quantified Tactical Fixed Income Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(5,909,427)
Credit Risk	Swaps	(119,846)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(141,849)
Credit Risk	Swaps	269,615

Quantified Evolution Plus Fund (Consolidated)	Net Realized gain (loss) from: (1)
Commodity Risk	Futures	$(1,513,676)
Equity Risk	Futures	1,350,900
Interest Rate Risk	Futures	(23,725)
		(186,501)
Commodity Risk	Swaps	(550,376)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Futures	(92,169)
Interest Rate Risk	Futures	66,371
		(25,798)
Equity Risk	Swaps	780,474

Quantified Tactical Sectors Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$1,767,022
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$(1,573,748)

Quantified Rising Dividend Tactical Fund	Net Realized gain (loss) from: (1)
Equity Risk	Swaps	$(129,853)
	Net Change in unrealized appreciation (depreciation) on: (2)
Equity Risk	Swaps	$1,358,535

Quantified Government Income Tactical Fund	Net Realized gain (loss) from: (1)
Interest Rate Risk	Futures	$(2,651,559)
	Net Change in unrealized appreciation (depreciation) on: (2)
Interest Rate Risk	Futures	$(47,349)

(1)	Statement of Operations location: Net realized gain (loss) from futures, Net realized gain (loss) from swaps.

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures, Net change in unrealized appreciation (depreciation) on swaps.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

The derivative instruments outstanding as of December 31, 2023 as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for each Fund.

Associated Risk

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Schedules of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the schedules of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and their investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Counterparty Risk: Each Fund may invest in swap contracts (the “Product”) with Credit Suisse, Barclays or CIBC as the counterparty. If Credit Suisse, Barclays or CIBC becomes insolvent, Credit Suisse, Barclays or CIBC may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s, Barclays’s or CIBC’s standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments may include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, a Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds’ do not anticipate any material losses as a result of liquidity risk.

5.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a gross asset or liability equal to the unrealized gain (loss) on futures contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities as of December 31, 2023.

Quantified Managed Income Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in	Financial
	Statements of Assets	Statements of Assets	the Statements of	Instruments	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Futures	$1,124,305	$—	$1,124,305	$(43,300)	$—	$1,081,005
Total	$1,124,305	$—	$1,124,305	$(43,300)	$—	$1,081,005

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	Liabilities Presented	Financial
	Recognized	Statement of Assets	in the Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(43,300)	$—	$(43,300)	$43,300	$—	$—
Total	$(43,300)	$—	$(43,300)	$43,300	$—	$—

Quantified Market Leaders Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the	Financial
	Statements of Assets	Statements of Assets	Statements of Assets &	Instruments	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Pledged (2)	Received	Net Amount
Swaps	$15,617,320	$—	$15,617,320	$—	$—	$15,617,320
Total	$15,617,320	$—	$15,617,320	$—	$—	$15,617,320

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Quantified Alternative Investment Fund:

Gross Amounts Not Offset in the Statements
Assets:				of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in	Financial
	Statements of	Statement of Assets	the Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Futures	$37,127	$—	$37,127	$—	$—	$37,127
Total	$37,127	$—	$37,127	$—	$—	$37,127

Quantified STF Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Gross Amounts
	Presented in the	Gross Amounts	Net Amounts of
	Statements of	Offset in the	Assets Presented	Financial
	Assets &	Statement of Assets	in the Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Futures	$11,122,202	$—	$11,122,202	$—	$—	$11,122,202
Total	$11,122,202	$—	$11,122,202	$—	$—	$11,122,202

Quantified Pattern Recognition Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
Gross Amounts
	Presented in the	Gross Amounts	Net Amounts
	Statements of	Offset in the	Presented in the	Financial
	Assets &	Statement of Assets	Statement of	Instruments	Cash Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Unrealized Appreciation on Futures	$23,988	$—	$23,988	$—	$—	$23,988
Total	$23,988	$—	$23,988	$—	$—	$23,988

Quantified Tactical Fixed Income Fund:

Gross Amounts Not Offset in the Statements
Assets:				of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in	Financial
	Statements of	Statement of	the Statement of	Instruments
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged (2)	Cash Collateral Received	Net Amount
Swaps	$294,898	$—	$294,898	$(25,283)	$—	$269,615
Total	$294,898	$—	$294,898	$(25,283)	$—	$269,615

Gross Amounts Not Offset in the Statement of
Liabilities:				Assets & Liabilities
		Gross Amounts	Net Amounts of
	Gross Amounts of	Offset in the	liabilities Presented in	Financial
	Recognized	Statement of Assets	the Statement of	Instruments	Collateral
Description	Liabilities	& Liabilities	Assets & Liabilities	Pledged (2)	Pledged/(Received)	Net Amount
Unrealized Depreciation on Futures	$(76,568)	$—	$(76,568)	$—	$76,568	$—
Swaps Contracts	(25,283)	—	(25,283)	25,283	—	—
Total	$(101,851)	$—	$(101,851)	$25,283	$76,568	$—

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Quantified Evolution Plus Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of Assets
	Presented in the	Offset in the	Presented in the	Financial
	Statements of Assets	Statements of Assets	Statements of Assets &	Instruments	Cash Collateral
Description	& Liabilities	& Liabilities	Liabilities	Pledged(2)	Received	Net Amount
Unrealized Appreciation on Futures	$224,515	$—	$224,515	$—	$—	$224,515
Swaps	253,572	—	253,572	(446)	—	253,126
Total	$478,087	$—	$478,087	$(446)	$—	$477,641

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented in	Financial
	Gross Amounts of	Statement of Assets	the Statement of	Instruments	Cash Collateral
Description	Recognized Liabilities	& Liabilities	Assets & Liabilities	Pledged(2)	Pledged (1)	Net Amount
Swaps	$(446)	—	$(446)	$446	$—	—
Total	$(446)	$—	$(446)	$446	$—	$—

Quantified Tactical Sectors Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented	Financial
	Statements of	Statement of	in the Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Swaps	$3,514,378	$—	$3,514,378	$—	$—	$3,514,378
Total	$3,514,378	$—	$3,514,378	$—	$—	$3,514,378

Quantified Rising Dividend Tactical Fund:

Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Assets Presented in	Financial
	Statements of	Statement of	the Statement of	Instruments	Cash Collateral
Description	Assets & Liabilities	Assets & Liabilities	Assets & Liabilities	Pledged (2)	Received	Net Amount
Swaps	$1,790,893	$—	$1,790,893	$—	$—	$1,790,893
Total	$1,790,893	$—	$1,790,893	$—	$—	$1,790,893

Quantified Government Income Tactical Fund:

Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
	Gross Amounts	Gross Amounts	Net Amounts of
	Presented in the	Offset in the	Liabilities Presented
	Statements of Assets	Statement of Assets	in the Statement of	Financial	Cash Collateral
Description	& Liabilities	& Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Net Amount
Unrealized Depreciation on Futures	$(23,986)	$—	$(23,986)	$—	$23,986	$—
Total	$(23,986)	$—	$(23,986)	$—	$23,986	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

(2)	The amount does not include excess collateral pledged by the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of each Fund are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Funds. The Advisor has engaged Flexible Plan Investments, Ltd. (the “Sub-Advisor”) to serve as the sub-advisor to the Funds.

Pursuant to an advisory agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays advisory fees accrued daily and paid monthly, based on each Fund’s average daily net assets at an annual rate of 1.00%, except for Quantified Alternative Investment Fund, Quantified Managed Income Fund and Quantified Market Leaders Fund which pay 0.75%. For the year six months/period ended December 31, 2023, each Fund accrued the following advisory fees:

Quantified Managed Income Fund	$611,114
Quantified Market Leaders Fund	712,087
Quantified Alternative Investment Fund	38,173
Quantified STF Fund	819,742
Quantified Pattern Recognition Fund	188,874
Quantified Tactical Fixed Income Fund	426,899
Quantified Evolution Plus Fund	181,977
Quantified Common Ground Fund	627,460
Quantified Tactical Sectors Fund	348,478
Quantified Rising Dividend Tactical Fund	172,636
Quantified Government Income Tactical Fund	134,430
Quantified Global Fund	4,447

Pursuant to a liquidity program administrator agreement with the Funds, the Advisor, provides a liquidity program administrator who, directs the operations of the Funds’ liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor out of pocket expenses and an annual fee of $9,000 per Fund. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Advisor earned (net of voluntary waivers) the following fees in the Statements of Operations (miscellaneous expenses) for the six months/period ended December 31, 2023:

Fund	Fees	Waived
Quantified Managed Income Fund	$4,500	$—
Quantified Market Leaders Fund	4,500	—
Quantified Alternative Investment Fund	4,500	(4,500)
Quantified STF Fund	4,500	—
Quantified Pattern Recognition Fund	4,500	(4,500)
Quantified Tactical Fixed Income Fund	4,500	—
Quantified Evolution Plus Fund	4,500	—
Quantified Common Ground Fund	4,500	—
Quantified Tactical Sectors Fund	4,500	—
Quantified Rising Dividend Tactical Fund	4,500	(4,500)
Quantified Government Income Tactical Fund	4,500	(4,500)
Quantified Global Fund	762	(762)

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Ultimus Fund Solutions, LLC (“UFS”), UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with UFS, UFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of UFS provide services to each Fund as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for each Fund on an ad-hoc basis. These expenses are the responsibility of UFS.

The Trust has adopted Distribution Plans and Agreements pursuant to Rule 12b-1 under the 1940 Act for the Funds’ Investor Class and Advisor Class shares (each a “Plan” and together, the “Plans”) pursuant to which the Funds pay fees to the Ceros Financial Services, Inc. (“Ceros” or “Distributor”) for providing distribution and/or shareholder services to the Funds. Under the Plans, Investor Class shares of a Funds may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Funds’ average net assets attributable to Investor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders; and up to 1.00% for Advisor Class shares of a Fund’s average daily net assets attributable to the Advisor Class shares. The 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

For the six months/period ended December 31, 2023, pursuant to the Rule 12b-1 Plan, each Fund accrued:

	Investor Class	Advisor Class	Total
Quantified Managed Income Fund	$203,677	$110	$203,787
Quantified Market Leaders Fund	237,166	784	237,950
Quantified Alternative Investment Fund	12,632	369	13,001
Quantified STF Fund	204,621	1,259	205,880
Quantified Pattern Recognition Fund	47,219	—	47,219
Quantified Tactical Fixed Income Fund	106,725	—	106,725
Quantified Evolution Plus Fund	45,494	—	45,494
Quantified Common Ground Fund	156,865	—	156,865
Quantified Tactical Sectors Fund	87,120	—	87,120
Quantified Rising Dividend Tactical Fund	43,159	—	43,159
Quantified Government Income Tactical Fund	33,608	—	33,608
Quantified Global Fund	1,111	—	1,111

The Board has adopted a Shareholder Servicing Plan (the “Servicing Plan”) with respect to the Investor Class of each Fund. The Servicing Plan provides that a monthly service fee is calculated by each Fund at an annual rate of up to 0.15% (currently set at 0.15%), of its average daily net assets of the Investor Class and is paid to Ceros to provide compensation for ongoing shareholder servicing activities or service and/or maintenance of accounts, not otherwise required to be provided by the Advisor. Ceros is an affiliate of the Advisor.

The Quantified Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2023

For the six months/period ended December 31, 2023, pursuant to the Shareholder Services Agreement, each Fund paid:

Investor Class
Quantified Managed Income Fund	$122,206
Quantified Market Leaders Fund	142,300
Quantified Alternative Investment Fund	7,579
Quantified STF Fund	144,606
Quantified Pattern Recognition Fund	28,331
Quantified Tactical Fixed Income Fund	64,035
Quantified Evolution Plus Fund	27,296
Quantified Common Ground Fund	94,119
Quantified Tactical Sectors Fund	52,272
Quantified Rising Dividend Tactical Fund	25,895
Quantified Government Income Tactical Fund	20,165
Quantified Global Fund	667

During the six months/period ended December 31, 2023, Ceros, a registered broker/dealer, executed trades on behalf of Quantified Managed Income Fund, Quantified Market Leaders Fund, Quantified Alternative Investment Fund, Quantified STF Fund, Quantified Pattern Recognition Fund, Quantified Tactical Fixed Income Fund, Quantified Evolution Plus Fund, Quantified Common Ground Fund, Quantified Tactical Sectors Fund, Quantified Rising Dividend Tactical Fund, Quantified Government Income Tactical Fund and Quantified Global Fund and received $128,667, $96,602, $11,583, $254, $152, $359, $1,014, $183,334, $29,614, $6,111, $448 and $1,901 in trade commissions, respectively.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at December 31, 2023, were as follows:

				Net
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Quantified Managed Income Fund	$174,972,719	$2,177,089	$(1,603,070)	$574,019
Quantified Market Leaders Fund	245,813,161	6,992,235	—	6,992,235
Quantified Alternative Investment Fund	5,304,592	90,690	(122,112)	(31,422)
Quantified STF Fund	132,016,187	2,857	(538,826)	(535,969)
Quantified Pattern Recognition Fund	23,318,240	2,671	(8,967)	(6,296)
Quantified Tactical Fixed Income Fund	47,500,357	2,857	(574,379)	(571,522)
Quantified Evolution Plus Fund	10,768,790	1,078	(7,812)	(6,734)
Quantified Common Ground Fund	159,120,450	9,615,625	(2,633,823)	6,981,802
Quantified Tactical Sectors Fund	67,334,716	4,044,956	(2)	4,044,954
Quantified Rising Dividend Tactical Fund	31,024,856	1,707,191	(1,374,773)	332,418
Quantified Government Income Tactical Fund	14,092,506	1,078	(37,399)	(36,321)
Quantified Global Fund	6,536,008	160,120	(36,696)	123,424

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2023 and June 30, 2022 was as follows:

For the period ended June 30, 2023:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Quantified Managed Income Fund	$951,437	$—	$951,437
Quantified Market Leaders Fund	—	—	—
Quantified Alternative Investment Fund	230,765	—	230,765
Quantified STF Fund	—	—	—
Quantified Pattern Recognition Fund	33,274	—	33,274
Quantified Tactical Fixed Income Fund	—	—	—
Quantified Evolution Plus Fund	37,720	—	37,720
Quantified Common Ground Fund	—	—	—
Quantified Tactical Sectors Fund	310,692	—	310,692
Quantified Rising Dividend Tactical Fund	668,445	—	668,445
Quantified Government Income Tactical Fund	—	—	—

For the period ended June 30, 2022:
	Ordinary	Long-Term
Portfolio	Income	Capital Gains	Total
Quantified Managed Income Fund	$983,577	$—	$983,577
Quantified Market Leaders Fund	64,865,841	—	64,865,841
Quantified Alternative Investment Fund	1,367,116	173,849	1,540,965
Quantified STF Fund	21,941,283	20,260,824	42,202,107
Quantified Pattern Recognition Fund	4,417,288	1,721,355	6,138,643
Quantified Tactical Fixed Income Fund	—	—	—
Quantified Evolution Plus Fund	2,958,074	4,437,576	7,395,650
Quantified Common Ground Fund	7,158,565	—	7,158,565
Quantified Tactical Sectors Fund	2,251,739	—	2,251,739
Quantified Rising Dividend Tactical Fund	163,258	—	163,258
Quantified Government Income Tactical Fund	226,553	502,193	728,746

As of June 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Quantified Managed Income Fund	$2,958,938	$—	$(7,612,049)	$(13,060,616)	$—	$(1,146,149)	$(18,859,876)
Quantified Market Leaders Fund	4,603,212	—	—	(85,342,355)	—	8,346,400	(72,392,743)
Quantified Alternative Investment Fund	48,143	—	(798,197)	(1,802,615)	—	90,086	(2,462,583)
Quantified STF Fund	169,505	—	—	(31,091,890)	—	(1,433,534)	(32,355,919)
Quantified Pattern Recognition Fund	403,254	—	—	(12,158,274)	—	(43,162)	(11,798,182)
Quantified Tactical Fixed Income Fund	45,234	—	(8,560,955)	(35,176,755)	—	(1,429,916)	(45,122,392)
Quantified Evolution Plus Fund	2,198,119	—	(5,612,969)	(6,566,289)	—	(39,580)	(10,020,719)
Quantified Common Ground Fund	306,174	—	(8,421,766)	(13,144,767)	—	2,263,869	(18,996,490)
Quantified Tactical Sectors Fund	4,253,725	—	(5,870,542)	(49,638,589)	—	7,793,155	(43,462,251)
Quantified Rising Dividend Tactical Fund	283,836	—	(2,959,439)	(6,504,236)	—	(225,098)	(9,404,937)
Quantified Government Income Tactical Fund	352,685	—	(2,099,515)	(10,147,854)	—	(73,029)	(11,967,713)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256, and tax adjustments related to the Quantified Evolution Plus Fund’s wholly owned subsidiary.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds did not incur any late year losses.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Quantified Managed Income Fund	$7,612,049
Quantified Market Leaders Fund	—
Quantified Alternative Investment Fund	798,197
Quantified STF Fund	—
Quantified Pattern Recognition Fund	—
Quantified Tactical Fixed Income Fund	8,560,955
Quantified Evolution Plus Fund	5,612,969
Quantified Common Ground Fund	8,421,766
Quantified Tactical Sectors Fund	5,870,542
Quantified Rising Dividend Tactical Fund	2,959,439
Quantified Government Income Tactical Fund	2,099,515

At June 30, 2023, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total
Quantified Managed Income Fund	$11,359,288	$1,701,328	$13,060,616
Quantified Market Leaders Fund	83,816,622	1,525,733	85,342,355
Quantified Alternative Investment Fund	1,802,615	—	1,802,615
Quantified STF Fund	12,473,847	18,618,043	31,091,890
Quantified Pattern Recognition Fund	4,807,207	7,351,067	12,158,274
Quantified Tactical Fixed Income Fund	15,658,716	19,518,039	35,176,755
Quantified Evolution Plus Fund	5,065,215	1,501,074	6,566,289
Quantified Common Ground Fund	13,002,697	142,070	13,144,767
Quantified Tactical Sectors Fund	49,638,589	—	49,638,589
Quantified Rising Dividend Tactical Fund	5,030,406	1,473,830	6,504,236
Quantified Government Income Tactical Fund	4,174,623	5,973,231	10,147,854

Permanent book and tax differences, primarily attributable to adjustments related to the Quantified Evolution Plus Fund’s wholly owned subsidiary, resulted in reclassification for the period ended June 30, 2023 as follows:

	Paid
	In	Accumulated
	Capital	Earnings (Losses)
Quantified Evolution Plus Fund	$(174,180)	$174,180

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of December 31, 2023, Axos Clearing LLC held 76.36% of the Quantified Managed Income Fund, 79.51% of the Quantified Market Leaders Fund, 66.64% of the Quantified Alternative Investment Fund, 70.63% of the

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

Quantified STF Fund, 89.20% of the Quantified Pattern Recognition Fund, 87.21% of the Quantified Tactical Fixed Income Fund, 92.49% of the Quantified Evolution Plus Fund, 74.24% of the Quantified Common Ground Fund, 69.52% of the Quantified Tactical Sectors Fund, 92.47% of the Quantified Rising Dividend Tactical Fund, 78.14% of the Quantified Government Income Tactical Fund and 78.39% of the Quantified Global Fund.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The following Funds currently invest greater than 25% of their net assets in the corresponding investments. The Funds may redeem these investments at any time if the Advisor or Subadvisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. Other than Mount Vernon Liquid Assets Portfolio, LLC, the financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Quantified Managed Income Fund	Mount Vernon Liquid Assets Portfolio, LLC	31.7%
Quantified STF Fund	Fidelity Money Market Government Portfolio Class I	25.6%
	First American Government Obligations Fund Class Z	25.0%
Quantified Pattern Recognition Fund	Fidelity Money Market Government Portfolio Class I	26.8%
	First American Government Obligations Fund Class Z	29.5%

11.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement (the “Agreement”) with U.S. Bank (the “Lending Agent”). Under the terms of the Agreement, the Funds are authorized to loan securities to the Lending Agent. In exchange, at the time of the loan, the Funds receive cash and “non-cash” or “securities” collateral in the amount of at least 105% of the value of any loaned securities that are foreign securities or 102% of the value of any other loaned securities marked-to-market daily. Loans shall be marked to market daily and the margin restored in the event collateralization is below 100% of the value of securities loaned. The value of securities loaned is disclosed in a footnote on the Statements of Assets and Liabilities and on the Schedules of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Lending Agent fails to return the securities on loan. The Funds’ cash collateral received in securities lending transactions is invested in the Mount Vernon Liquid Assets Portfolio, LLC, a privately offered liquidity fund, as presented below. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

As of December 31, 2023, the following Funds loaned securities which were collateralized by cash. The value of securities on loan and the value of the related collateral were as follows:

		Overnight and Continuous
Fund	Value of Securities Loaned	Value of Collateral*
Quantified Managed Income Fund	$41,696,193	$42,926,967
Quantified Market Leaders Fund	33,440,881	34,508,700
Quantified Alternative Investment Fund	171,761	176,225
Quantified Tactical Fixed Income Fund	1,364,579	1,399,440
Quantified Evolution Plusd Fund	20,066	20,568
Quantified Common Ground Fund	20,198,544	20,951,158
Quantified Tactical Sectors Fund	1,210,000	1,241,875

*	The above Funds received cash collateral, which was subsequently invested in the Mount Vernon Liquid Assets Portfolio, LLC as reported in the Schedules of Investments. Limited to the value of securities loaned, excess collateral not shown. See excess amount of collateral on the Statement of Assets and Liabilities.

The Quantified Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2023

12.	LINE OF CREDIT

The Quantified Alternative Investment Fund, Quantified Common Ground Fund, and the Quantified Managed Income Fund (“Borrowing Funds”) have each entered into a line of credit agreement with U.S. Bank N.A. for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount a Borrowing Fund is allowed to borrow under its agreement is lesser of $15,000,000, 20% of the gross market value of the Borrowing Fund or 33 1/3% of the gross market value (as determined solely by the Bank using consistently applied valuation methods disclosed to the Borrower) of the unencumbered assets of the Borrowing Fund. Borrowings under each agreement bear interest at the Prime Rate, per annum, on the principal balance outstanding. The maturity date of the line of credit is October 31, 2024. During the six months ended December 31, 2023, the Borrowing Funds accessed the line of credit as follows:

	Average Amount			Outstanding
	Borrowings	Interest	Average	Borrowings
	Outstanding	Expense	Interest Rate	12/31/2023
Quantified Alternative Investment Fund	$1,129,632	$4,000	8.30%	$—
Quantified Common Ground Fund	8,621,321	49,638	8.23%	—
Quantified Managed Income Fund	11,116,000	7,874	8.50%	—

13.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

14.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

QUANTIFIED FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2023

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s				Ending
	Annualized	Beginning	Ending	Expenses	Account	Expenses
	Expense	Account Value	Account Value	Paid During	Value	Paid During
	Ratio	7/1/23	12/31/23	Period*	12/31/23	Period*
Quantified Managed Income Fund
Investor Class	1.35%	$1,000.00	$1,022.50	$ 6.86	$1018.35	$ 6.85
Advisor Class	1.95%	$1,000.00	$1,018.50	$ 9.89	$1,015.33	$ 9.88
Quantified Market Leaders Fund
Investor Class	1.34%	$1,000.00	$1,031.90	$ 6.84	$1,018.40	$ 6.80
Advisor Class	1.94%	$1,000.00	$1,028.90	$ 9.89	$1,015.38	$ 9.83
Quantified Alternative Investment Fund
Investor Class	1.48%	$1,000.00	$1.000.60	$ 7.44	$1,017.70	$ 7.51
Advisor Class	2.16%	$1,000.00	$998.30	$ 10.85	$1,014.28	$ 10.94
Quantified STF Fund
Investor Class	1.62%	$1,000.00	$1,103.40	$ 8.57	$1,016.99	$ 8.21
Advisor Class	2.22%	$1,000.00	$1,099.80	$ 11.72	$1,013.98	$11.24
Quantified Pattern Recognition Fund
Investor Class	1.60%	$1,000.00	$930.80	$ 7.77	$1,017.09	$ 8.11
Quantified Tactical Fixed Income Fund
Investor Class	1.60%	$1,000.00	$946.40	$ 7.83	$1,017.09	$ 8.11
Quantified Evolution Plus Fund
Investor Class	1.63%	$1,000.00	$974.90	$ 8.09	$1,016.94	$ 8.26
Quantified Common Ground Fund
Investor Class	1.74%	$1,000.00	$1,087.80	$ 9.13	$1,016.39	$ 8.82
Quantified Tactical Sectors Fund
Investor Class	1.60%	$1,000.00	$994.60	$ 8.02	$1,017.09	$ 8.11
Quantified Rising Dividend Tactical Fund
Investor Class	1.62%	$1,000.00	$1,071.30	$ 8.43	$1,016.99	$ 8.21
Quantified Government Income Tactical Fund
Investor Class	1.61%	$1,000.00	$909.80	$ 7.73	$1,017.04	$ 8.16
Quantified Global Fund**
Investor Class	1.77%	$1,000.00	$1,024.00	$ 9.01	$1,002.74	$ 1.50**

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (31) divided by the number of days in the fiscal year (366).

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2023

Approval of the Amended Advisory Agreement and Amended Sub-Advisory Agreements for Quantified Global Fund

At an in-person Board meeting held on May 23, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered approval of the Amended Investment Advisory Agreement (the ” Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of Quantified Global Fund (“Global Fund”); and approval of the Amended Sub-Advisory Agreement (the ” Sub-Advisory Agreement”) between the Adviser and Flexible Plan Investments, Ltd. (the “Sub-Adviser” or “Flexible Plan”), on behalf of Global Fund. The Trustees’ deliberations are presented as collective deliberations.

In connection with the Board’s consideration, deliberation and approval of the Advisory Agreement and Sub-Advisory Agreement, (together the “Advisory Agreements”) the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the anticipated level of profitability to the Adviser and Sub-Adviser from related operations; (f) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (g) information regarding the expected performance of Global Fund under Flexible Plan’s management. The Trustees reviewed the quality of work and abilities of the Adviser and its relationship with the Sub-Adviser, the performance of existing funds managed by Flexible Plan and the expected performance of Global Fund. The Trustees conducted some of their deliberations on a joint Adviser and Sub-Adviser basis given the close working relationship of the Adviser and Sub-Adviser. The Board’s review of the materials and deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions, including asset allocation, sector selection, trade execution and compliance, will be made for the Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and the Sub-Adviser performing services for the Global Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and the respective portfolio managers. Further the Board reviewed a certification from each of the Adviser and the Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and noted that each of the Adviser and Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

Advisors Preferred: The Board discussed the Adviser’s compliance program for the Trust. The Board considered that the CCO of the Trust also serves as CCO of the Adviser and are confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board considered that the cybersecurity risk

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2023

management of the Adviser is supported by Sikich LLP (a technology consultancy) and discussed the overall technology of the Adviser with the CCO. The Adviser’s CCO reported no data breaches. The Board noted that the Adviser will ensure Flexible Plan, with respect to Global Fund, adheres to Section 12(d)(1) and Rule 12d1-4 for agreements required for planned purchases of ETFs. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

Flexible Plan: With respect to the Sub-Adviser, the Trustees considered that the Sub-Adviser will be primarily responsible for investment management with respect to Global Fund. The Board considered the Sub-Adviser’s skills and experience relating to the other funds and its portfolio management, research techniques and use of model strategies. The Trustees noted that the Adviser’s CCO has reviewed the Compliance Manual and Policies & Procedures of Flexible Plan (pertaining to Global Fund’s operations) and there are no compliance issues. The Board also noted that the Sub-Adviser’s compliance policies and procedures appear to be operating effectively, and that the level of communication between the Adviser and Sub-Adviser appeared to be effective. The Board considered that the cybersecurity risk of the Sub-Adviser is managed by the Chief Technology Investment Officer who had reported no data breaches. The Trustees also noted the financial resources of the Sub-Adviser appear adequate. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Flexible PIan to Global Fund was satisfactory and dependable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and, therefore, would not directly control the performance of the Global Fund. The Trustees considered earlier discussions with Mr. Wagner and his role as a portfolio manager and investment plans for the Global Fund, as well as his review of sample expected performance for Global Fund. The Board noted that based on the experience of the portfolio managers and performance of the other funds, the Adviser and Sub-Adviser should be able to provide satisfactory performance for Global Fund and its shareholders.

Fees and Expenses: As to the costs of the services to be provided to Global Fund by the Adviser and Sub-Adviser the Board reviewed and discussed the proposed advisory fee and total operating expenses of Global Fund compared to its peer group and Morningstar Global Equity Large Cap and/or Global Equity Mid/Small Cap category as presented in the Meeting Materials. The Trustees noted that the proposed advisory fee of 1.00% was within the range of the reasonable management fees of the Morningstar Global Equity Large Cap and Morningstar Global Equity Small-Mid Cap categories and well below the maximum management fee of both Morningstar categories. The Board then reviewed the projected expense ratio of 1.70% for the Investor Class, and 2.30% for the Advisor Class. In both Classes, it was noted the ratios were within range of the Morningstar categories viewed. The Board determined that the management fee and total expenses for Global Fund were reasonable.

Profitability of Adviser. The Board reviewed the levels of projected profits to the Adviser from the Global Fund and found that, with expected assets of $50 million for the first year, the Adviser would realize a small 4% profit from the advisory services, and for year two, with expected assets at $100 million, the Adviser would achieve approximately a 9% profit from advisory services. The Board reviewed the split of advisory fees with the Sub-Adviser, including the reverse breakpoint fee splits, and

The Quantified Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2023

acknowledged that after paying the sub-adviser, the net advisory fee will be reduced to 0.14%. When taking into account the totality of the Adviser’s relationship, after marketing, wholesalers and advertising, the Adviser expected 3% and 6% profitability for year one and year two, respectively. After review and discussion, the Board concluded that, based on the services to be provided by the Adviser, the anticipated level of profit from the Adviser’s relationship with Global Fund was not excessive.

Profitability of Sub-Adviser: With respect to the Sub-Adviser’s profitability, the Trustees reviewed the projected profitability of Flexible PIan from managing Global Fund. With expected assets of $50 million for the first year, the Board noted the Sub-Adviser expects to achieve approximately 7% from portfolio management of the Global Fund and 21% profitability when combined with service fees related to the Global Fund. For year two, with projected assets of $100 million, the Board noted the expected profits for the Sub-Adviser would be 5% from portfolio management, and 19% profitability in total from services to the Fund. After further discussion, the Board concluded that, based on the services to be provided by the Sub-Adviser, the anticipated level of profit from the Sub-Adviser’s relationship with Global Fund was not excessive.

Economies of Scale. As to the extent to which Global Fund will realize economies of scale, the Adviser reported $500 million to be the minimum asset level required to reach such economies of scale. The Board discussed the Adviser’s expectations for growth, $50 million for year one, and $100 million for year two and considered them reasonable, and concluded that any material economies of scale would not be achieved in the near term. The Trustees agreed to revisit economies of scale as assets of Global Fund grow.

Conclusion. Counsel assisted the Board throughout the Advisory Agreements review process. The Trustees relied upon the advice of independent counsel, and their own business judgment, in determining the material factors to be considered in evaluating each of the Advisory Agreements and the weight to be given to each such factor. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements was in the best interests of Global Fund and its prospective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Accordingly, having requested and received such information from the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreement and the Sub-Advisory Agreement as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to each of the Advisory Agreements separately that (a) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable with respect to the Global Fund; (b) the advisory fee for Global Fund was not unreasonable; and (c) each of the Advisory Agreement and Sub-Advisory Agreement is in the best interests of Global Fund and its prospective shareholders.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Does Advisors
	Preferred Trust	Can you limit this
Reasons we can share your personal information	share?	sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-647-8268

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-647-8268 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-647-8268.

INVESTMENT ADVISOR

Advisors Preferred LLC

1445 Research Blvd., Suite 530

Rockville, MD 20850

SUB-ADVISOR

Flexible Plan Investments, Ltd.

3883 Telegraph Road, Suite 100

Bloomfield Hills, MI 48302

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

QUANT-SAR24

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 3/4/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date ___3/4/24

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 3/4/24